UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-07507

Deutsche Investments VIT Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                    as of September 30, 2017 (Unaudited)

Deutsche Small Cap Index VIP

	Shares	Value ($)
Common Stocks 99.5%
Consumer Discretionary 11.8%
Auto Components 1.2%
American Axle & Manufacturing Holdings, Inc.*	15,889	279,329
Cooper Tire & Rubber Co.	10,061	376,281
Cooper-Standard Holdings, Inc.*	3,311	383,977
Dana, Inc.	27,794	777,120
Dorman Products, Inc.*	5,264	377,008
Fox Factory Holding Corp.*	6,787	292,520
Gentherm, Inc.*	6,931	257,487
Horizon Global Corp.*	4,951	87,336
LCI Industries	4,599	532,794
Modine Manufacturing Co.*	9,316	179,333
Motorcar Parts of America, Inc.*	3,422	100,812
Shiloh Industries, Inc.*	1,681	17,482
Standard Motor Products, Inc.	4,085	197,101
Stoneridge, Inc.*	5,309	105,171
Superior Industries International, Inc.	4,559	75,907
Tenneco, Inc.	10,189	618,167
Tower International, Inc.	3,896	105,971
VOXX International Corp.*	3,887	33,234
		4,797,030
Automobiles 0.1%
Winnebago Industries, Inc.	6,120	273,870
Distributors 0.1%
Core-Mark Holding Co., Inc.	8,623	277,143
Weyco Group, Inc.	1,254	35,589
		312,732
Diversified Consumer Services 0.9%
Adtalem Global Education, Inc.	11,913	427,081
American Public Education, Inc.*	2,844	59,866
Ascent Capital Group, Inc. "A"*	1,939	25,285
Bridgepoint Education, Inc.*	3,192	30,643
Cambium Learning Group, Inc.*	2,305	15,282
Capella Education Co.	2,183	153,137
Career Education Corp.*	12,781	132,795
Carriage Services, Inc.	2,890	73,984
Chegg, Inc.*	18,159	269,480
Collectors Universe, Inc.	1,342	32,168
Grand Canyon Education, Inc.*	8,991	816,563
Houghton Mifflin Harcourt Co.*	20,111	242,337
K12, Inc.*	6,352	113,320
Laureate Education, Inc. "A"*	6,973	101,457
Liberty Tax, Inc.	1,055	15,192
Regis Corp.*	7,073	100,932
Sotheby's*	7,232	333,467
Strayer Education, Inc.	1,993	173,929
Weight Watchers International, Inc.* (a)	5,445	237,130
		3,354,048
Hotels, Restaurants & Leisure 2.9%
Belmond Ltd. "A"*	16,719	228,214
Biglari Holdings, Inc.*	196	65,325
BJ's Restaurants, Inc.*	3,901	118,785
Bloomin' Brands, Inc.	17,689	311,326
Bojangles', Inc.*	3,374	45,549
Boyd Gaming Corp.	15,746	410,183
Brinker International, Inc.	9,328	297,190
Buffalo Wild Wings, Inc.*	2,953	312,132
Caesars Acquisition Co. "A"*	9,215	197,662
Caesars Entertainment Corp.* (a)	10,770	143,779
Carrols Restaurant Group, Inc.*	6,649	72,474
Century Casinos, Inc.*	4,055	33,292
Churchill Downs, Inc.	2,578	531,584
Chuy's Holdings, Inc.*	3,006	63,276
Cracker Barrel Old Country Store, Inc. (a)	3,667	555,991
Dave & Buster's Entertainment, Inc.*	8,049	422,412
Del Frisco's Restaurant Group, Inc.*	4,025	58,564
Del Taco Restaurants, Inc.*	6,424	98,544
Denny's Corp.*	12,932	161,003
DineEquity, Inc.	3,333	143,252
Drive Shack, Inc.	12,229	44,147
El Pollo Loco Holdings, Inc.*	3,848	46,753
Eldorado Resorts, Inc.* (a)	9,028	231,568
Empire Resorts, Inc.*	587	13,119
Fiesta Restaurant Group, Inc.* (a)	4,820	91,580
Fogo De Chao, Inc.*	1,840	22,816
Golden Entertainment, Inc.*	1,959	47,760
ILG, Inc.	20,356	544,116
Inspired Entertainment, Inc.*	790	10,468
International Speedway Corp. "A"	4,867	175,212
J. Alexander's Holdings, Inc.*	2,340	27,144
Jack in the Box, Inc.	5,617	572,485
La Quinta Holdings, Inc.*	15,873	277,777
Lindblad Expeditions Holdings, Inc.*	3,938	42,137
Marcus Corp.	3,511	97,255
Marriott Vacations Worldwide Corp.	4,187	521,407
Monarch Casino & Resort, Inc.*	2,125	84,001
Nathan's Famous, Inc.*	579	42,817
Noodles & Co.* (a)	2,106	9,266
Papa John's International, Inc.	5,154	376,603
Penn National Gaming, Inc.*	16,356	382,567
Pinnacle Entertainment, Inc.*	10,183	217,000
Planet Fitness, Inc. "A"	15,998	431,626
Potbelly Corp.*	4,513	55,961
RCI Hospitality Holdings, Inc.	1,779	44,030
Red Lion Hotels Corp.*	2,685	23,225
Red Robin Gourmet Burgers, Inc.*	2,488	166,696
Red Rock Resorts, Inc. "A"	12,843	297,444
Ruby Tuesday, Inc.*	11,518	24,649
Ruth's Hospitality Group, Inc.	5,585	117,006
Scientific Games Corp. "A"*	10,054	460,976
SeaWorld Entertainment, Inc. (a)	13,243	172,027
Shake Shack, Inc. "A"* (a)	4,271	141,925
Sonic Corp.	7,738	196,932
Speedway Motorsports, Inc.	2,192	46,690
Texas Roadhouse, Inc.	12,808	629,385
The Cheesecake Factory, Inc.	8,549	360,084
The Habit Restaurants, Inc. "A"*	3,936	51,365
Wingstop, Inc.	5,653	187,962
Zoe's Kitchen, Inc.* (a)	3,851	48,638
		11,605,156
Household Durables 1.4%
AV Homes, Inc.*	2,197	37,679
Bassett Furniture Industries, Inc.	1,910	72,007
Beazer Homes U.S.A., Inc.*	5,966	111,803
Cavco Industries, Inc.*	1,613	237,998
Century Communities, Inc.*	3,499	86,425
CSS Industries, Inc.	1,699	48,965
Ethan Allen Interiors, Inc.	4,603	149,137
Flexsteel Industries, Inc.	1,486	75,340
GoPro, Inc. "A"* (a)	20,910	230,219
Green Brick Partners, Inc.*	4,496	44,510
Helen of Troy Ltd.*	5,191	503,008
Hooker Furniture Corp.	2,186	104,382
Hovnanian Enterprises, Inc. "A"*	22,782	43,969
Installed Building Products, Inc.*	4,217	273,262
iRobot Corp.*	5,039	388,305
KB HOME	15,894	383,363
La-Z-Boy, Inc.	9,120	245,328
LGI Homes, Inc.*	3,369	163,632
Libbey, Inc.	4,384	40,596
Lifetime Brands, Inc.	2,058	37,661
M.D.C. Holdings, Inc.	7,874	261,496
M/I Homes, Inc.*	4,533	121,167
Meritage Homes Corp.*	7,451	330,825
NACCO Industries, Inc. "A"	833	71,471
New Home Co., Inc.*	2,265	25,277
PICO Holdings, Inc.*	4,104	68,537
Taylor Morrison Home Corp. "A"*	13,614	300,189
TopBuild Corp.*	7,011	456,907
TRI Pointe Group, Inc.*	28,621	395,256
Universal Electronics, Inc.*	2,767	175,428
William Lyon Homes "A"*	4,529	104,122
ZAGG, Inc.*	5,246	82,625
		5,670,889
Internet & Direct Marketing Retail 0.5%
1-800 FLOWERS.COM, Inc. "A"*	5,129	50,521
Duluth Holdings, Inc. "B"* (a)	1,818	36,887
FTD Companies, Inc.*	3,052	39,798
Gaia, Inc.*	2,021	24,252
Groupon, Inc.* (a)	63,739	331,443
HSN, Inc.	6,126	239,220
Lands' End, Inc.*	2,586	34,135
Liberty TripAdvisor Holdings, Inc. "A"*	14,079	173,876
NutriSystem, Inc.	5,598	312,928
Overstock.com, Inc.*	3,279	97,386
PetMed Express, Inc. (a)	3,744	124,114
Shutterfly, Inc.*	6,492	314,732
		1,779,292
Leisure Products 0.3%
Acushnet Holdings Corp. (a)	4,241	75,320
American Outdoor Brands Corp.*	10,644	162,321
Callaway Golf Co.	17,820	257,143
Clarus Corp.*	3,982	29,865
Escalade, Inc.	1,919	26,098
Johnson Outdoors, Inc. "A"	976	71,521
Malibu Boats, Inc. "A"*	3,886	122,953
Marine Products Corp.	1,235	19,822
MCBC Holdings, Inc.*	3,545	72,247
Nautilus, Inc.*	5,610	94,809
Sturm, Ruger & Co., Inc. (a)	3,249	167,973
Vista Outdoor, Inc.*	11,124	255,185
		1,355,257
Media 1.3%
AMC Entertainment Holdings, Inc. "A" (a)	10,666	156,790
Beasley Broadcast Group, Inc. "A"	957	11,197
Central European Media Enterprises Ltd. "A"* (a)	16,109	65,241
Clear Channel Outdoor Holdings, Inc. "A"	7,029	32,685
Daily Journal Corp.*	204	44,596
Emerald Expositions Events, Inc. (a)	3,057	71,045
Entercom Communications Corp. "A" (a)	5,378	61,578
Entravision Communications Corp. "A"	12,382	70,577
Eros International PLC* (a)	4,818	68,897
Gannett Co., Inc.	21,793	196,137
Global Eagle Entertainment, Inc.* (a)	9,108	31,149
Gray Television, Inc.*	12,083	189,703
Hemisphere Media Group, Inc.*	3,161	37,774
IMAX Corp.*	10,695	242,242
Liberty Media Corp.-Liberty Braves "A"*	1,750	44,398
Liberty Media Corp.-Liberty Braves "C"*	6,424	162,334
Loral Space & Communications, Inc.*	2,415	119,543
MDC Partners, Inc. "A"	10,840	119,240
Meredith Corp.	7,549	418,970
MSG Networks, Inc. "A"*	11,309	239,751
National CineMedia, Inc.	12,070	84,249
New Media Investment Group, Inc.	10,004	147,959
New York Times Co. "A"	24,204	474,398
Nexstar Media Group, Inc. "A"	8,652	539,020
Reading International, Inc. "A"*	3,089	48,559
Saga Communications, Inc. "A"	704	32,102
Salem Media Group, Inc.	2,108	13,913
Scholastic Corp.	5,317	197,792
Sinclair Broadcast Group, Inc. "A"	13,760	441,008
The E.W. Scripps Co. "A"*	11,084	211,815
Time, Inc.	18,837	254,300
Townsquare Media, Inc. "A"*	1,342	13,420
tronc, Inc.*	3,837	55,752
WideOpenWest, Inc.*	4,040	60,923
World Wrestling Entertainment, Inc. "A"	7,312	172,198
		5,131,255
Multiline Retail 0.3%
Big Lots, Inc.	8,591	460,220
Dillard's, Inc. "A" (a)	2,671	149,763
Fred's, Inc. "A"	7,046	45,376
J.C. Penney Co., Inc.* (a)	58,475	222,790
Ollie's Bargain Outlet Holdings, Inc.*	9,025	418,760
Sears Holdings Corp.* (a)	2,132	15,563
		1,312,472
Specialty Retail 2.1%
Aaron's, Inc.	12,083	527,181
Abercrombie & Fitch Co. "A"	13,369	193,048
America's Car-Mart, Inc.* (a)	1,543	63,456
American Eagle Outfitters, Inc.	30,740	439,582
Asbury Automotive Group, Inc.*	3,642	222,526
Ascena Retail Group, Inc.* (a)	30,914	75,739
At Home Group, Inc.* (a)	981	22,406
Barnes & Noble Education, Inc.*	7,595	49,443
Barnes & Noble, Inc.	11,455	87,058
Big 5 Sporting Goods Corp. (a)	4,080	31,212
Boot Barn Holdings, Inc.*	2,366	21,057
Build-A-Bear Workshop, Inc.*	2,399	21,951
Caleres, Inc.	7,980	243,550
Camping World Holdings, Inc. "A"	4,485	182,719
Carvana Co.* (a)	2,949	43,291
Cato Corp. "A"	4,480	59,270
Chico's FAS, Inc.	24,920	223,034
Citi Trends, Inc.	2,773	55,100
Conn's, Inc.* (a)	3,657	102,945
DSW, Inc. "A"	12,529	269,123
Express, Inc.*	14,962	101,143
Five Below, Inc.*	10,264	563,288
Francesca's Holdings Corp.*	7,330	53,949
Genesco, Inc.*	3,794	100,920
GNC Holdings, Inc. "A" (a)	13,339	117,917
Group 1 Automotive, Inc.	3,787	274,406
Guess?, Inc.	11,160	190,055
Haverty Furniture Companies, Inc.	3,391	88,675
Hibbett Sports, Inc.*	4,121	58,724
J. Jill, Inc.* (a)	2,284	24,873
Kirkland's, Inc.*	2,658	30,381
Lithia Motors, Inc. "A"	4,437	533,815
Lumber Liquidators Holdings, Inc.*	5,274	205,581
MarineMax, Inc.*	4,607	76,246
Monro, Inc.	5,995	336,020
Office Depot, Inc.	97,937	444,634
Party City Holdco, Inc.* (a)	5,105	69,173
Pier 1 Imports, Inc.	16,417	68,787
Rent-A-Center, Inc. (a)	8,328	95,605
RH* (a)	3,833	269,537
Select Comfort Corp.*	7,989	248,058
Shoe Carnival, Inc.	2,252	50,400
Sonic Automotive, Inc. "A"	5,024	102,490
Sportsman's Warehouse Holdings, Inc.* (a)	7,052	31,805
Tailored Brands, Inc. (a)	9,696	140,010
The Buckle, Inc. (a)	5,631	94,882
The Children's Place, Inc.	3,335	394,030
The Container Store Group, Inc.* (a)	2,885	12,146
The Finish Line, Inc. "A" (a)	7,460	89,744
Tile Shop Holdings, Inc.	7,594	96,444
Tilly's, Inc. "A"	2,065	24,759
Vitamin Shoppe, Inc.*	3,930	21,025
Winmark Corp.	449	59,156
Zumiez, Inc.*	3,648	66,029
		8,068,398
Textiles, Apparel & Luxury Goods 0.7%
Columbia Sportswear Co.	5,529	340,476
Crocs, Inc.*	13,552	131,454
Culp, Inc.	2,036	66,679
Deckers Outdoor Corp.*	6,011	411,213
Delta Apparel, Inc.*	1,344	28,910
Fossil Group, Inc.* (a)	8,412	78,484
G-III Apparel Group Ltd.*	8,356	242,491
Iconix Brand Group, Inc.*	9,847	56,029
Movado Group, Inc.	2,815	78,820
Oxford Industries, Inc.	3,208	203,836
Perry Ellis International, Inc.*	2,456	58,109
Sequential Brands Group, Inc.* (a)	7,443	22,255
Steven Madden Ltd.*	11,277	488,294
Superior Uniform Group, Inc.	1,638	37,510
Unifi, Inc.*	2,970	105,821
Vera Bradley, Inc.*	4,130	36,385
Wolverine World Wide, Inc.	18,036	520,339
		2,907,105
Consumer Staples 2.7%
Beverages 0.3%
Boston Beer Co., Inc. "A"*	1,635	255,387
Castle Brands, Inc.* (a)	16,961	22,728
Coca-Cola Bottling Co. Consolidated	902	194,607
Craft Brew Alliance, Inc.*	2,560	44,928
MGP Ingredients, Inc.	2,392	145,027
National Beverage Corp.	2,262	280,601
Primo Water Corp.*	4,652	55,126
		998,404
Food & Staples Retailing 0.5%
Ingles Markets, Inc. "A"	2,813	72,294
Natural Grocers by Vitamin Cottage, Inc.*	1,700	9,486
Performance Food Group Co.*	16,276	459,797
PriceSmart, Inc.	4,178	372,886
Smart & Final Stores, Inc.*	4,309	33,826
SpartanNash Co.	7,252	191,235
SUPERVALU, Inc.*	7,386	160,646
The Andersons, Inc.	5,012	171,661
The Chefs' Warehouse, Inc.*	3,784	73,031
United Natural Foods, Inc.*	9,602	399,347
Village Super Market, Inc. "A"	1,478	36,566
Weis Markets, Inc.	1,762	76,647
		2,057,422
Food Products 1.3%
Alico, Inc.	689	23,529
Amplify Snack Brands, Inc.* (a)	6,587	46,702
B&G Foods, Inc. (a)	12,455	396,692
Bob Evans Farms, Inc.	3,794	294,073
Cal-Maine Foods, Inc.* (a)	5,791	238,010
Calavo Growers, Inc.	3,057	223,772
Darling Ingredients, Inc.*	31,341	549,094
Dean Foods Co.	17,083	185,863
Farmer Brothers Co.*	1,669	54,827
Fresh Del Monte Produce, Inc.	6,245	283,898
Freshpet, Inc.* (a)	4,957	77,577
Hostess Brands, Inc.*	15,571	212,700
J & J Snack Foods Corp.	2,895	380,114
John B. Sanfilippo & Son, Inc.	1,695	114,090
Lancaster Colony Corp.	3,560	427,627
Landec Corp.*	4,825	62,484
Lifeway Foods, Inc.*	911	8,108
Limoneira Co.	2,309	53,500
Omega Protein Corp.	4,212	70,130
Sanderson Farms, Inc.	3,829	618,460
Seneca Foods Corp. "A"*	1,500	51,750
Snyder's-Lance, Inc.	16,451	627,441
Tootsie Roll Industries, Inc. (a)	3,296	125,248
		5,125,689
Household Products 0.3%
Central Garden & Pet Co.*	1,917	74,456
Central Garden & Pet Co. "A"*	6,604	245,603
HRG Group, Inc.*	22,530	351,693
Oil-Dri Corp. of America	930	45,505
Orchids Paper Products Co. (a)	1,743	24,542
WD-40 Co.	2,606	291,611
		1,033,410
Personal Products 0.1%
elf Beauty, Inc.* (a)	4,040	91,102
Inter Parfums, Inc.	3,248	133,980
Medifast, Inc.	2,092	124,202
Natural Health Trends Corp.	1,400	33,460
Nature's Sunshine Products, Inc.	2,168	22,005
Revlon, Inc. "A"* (a)	2,276	55,876
USANA Health Sciences, Inc.*	2,266	130,748
		591,373
Tobacco 0.2%
Turning Point Brands, Inc.*	1,127	19,159
Universal Corp.	4,712	269,997
Vector Group Ltd.	18,793	384,691
		673,847
Energy 3.7%
Energy Equipment & Services 1.5%
Archrock, Inc.	13,164	165,208
Atwood Oceanics, Inc.* (a)	14,618	137,263
Basic Energy Services, Inc.*	3,385	65,330
Bristow Group, Inc. (a)	6,436	60,177
C&J Energy Services, Inc.*	8,746	262,118
CARBO Ceramics, Inc.* (a)	4,518	38,990
Diamond Offshore Drilling, Inc.* (a)	12,577	182,366
Dril-Quip, Inc.*	7,177	316,865
Ensco PLC "A" (a)	57,490	343,215
Era Group, Inc.*	4,220	47,222
Exterran Corp.*	6,016	190,166
Fairmount Santrol Holdings, Inc.* (a)	30,171	144,217
Forum Energy Technologies, Inc.*	13,419	213,362
Frank's International NV (a)	9,679	74,722
Geospace Technologies Corp.*	2,477	44,140
Gulf Island Fabrication, Inc.	2,658	33,757
Helix Energy Solutions Group, Inc.*	26,219	193,758
Independence Contract Drilling, Inc.*	5,722	21,744
Keane Group, Inc.* (a)	6,131	102,265
Key Energy Services, Inc.*	2,009	26,458
Mammoth Energy Services, Inc.* (a)	1,403	23,655
Matrix Service Co.*	5,300	80,560
McDermott International, Inc.*	53,796	391,097
Natural Gas Services Group*	2,293	65,121
NCS Multistage Holdings, Inc.*	2,143	51,603
Newpark Resources, Inc.*	16,624	166,240
Noble Corp. PLC*	47,526	218,620
Nordic American Offshore Ltd.	1	1
Oil States International, Inc.*	9,635	244,247
Parker Drilling Co.*	22,371	24,608
PHI, Inc. (Non Voting)*	2,151	25,296
Pioneer Energy Services Corp.*	14,307	36,483
ProPetro Holding Corp.*	4,911	70,473
Ranger Energy Services, Inc.*	1,130	16,611
RigNet, Inc.*	2,305	39,646
Rowan Companies PLC "A"*	22,694	291,618
SEACOR Holdings, Inc.*	3,203	147,690
SEACOR Marine Holdings, Inc.*	3,220	50,361
Select Energy Services, Inc. "A"* (a)	1,760	28,019
Smart Sand, Inc.*	4,246	28,788
Solaris Oilfield Infrastructure, Inc. "A"*	1,955	34,076
Superior Energy Services, Inc.*	28,753	307,082
Tesco Corp.*	7,779	42,396
TETRA Technologies, Inc.*	21,947	62,768
U.S. Silica Holdings, Inc.	15,595	484,537
Unit Corp.*	9,984	205,471
Willbros Group, Inc.*	8,232	26,507
		5,826,917
Oil, Gas & Consumable Fuels 2.2%
Abraxas Petroleum Corp.*	28,269	53,146
Adams Resources & Energy, Inc.	426	17,679
Approach Resources, Inc.* (a)	8,431	21,162
Arch Coal, Inc. "A" (a)	4,143	297,219
Ardmore Shipping Corp.	5,580	46,035
Bill Barrett Corp.*	14,782	63,415
Bonanza Creek Energy, Inc.*	3,955	130,475
California Resources Corp.* (a)	8,305	86,870
Callon Petroleum Co.*	38,368	431,256
Carrizo Oil & Gas, Inc.*	14,756	252,770
Clean Energy Fuels Corp.*	26,630	66,042
Cloud Peak Energy, Inc.*	14,448	52,880
Contango Oil & Gas Co.*	4,447	22,368
CVR Energy, Inc. (a)	3,024	78,322
Delek U.S. Holdings, Inc.	14,833	396,486
Denbury Resources, Inc.*	77,491	103,838
DHT Holdings, Inc.	15,093	60,070
Dorian LPG Ltd.*	3,204	21,851
Earthstone Energy, Inc. "A"*	3,702	40,685
Eclipse Resources Corp.*	17,048	42,620
Energy XXI Gulf Coast, Inc.*	5,756	59,517
EP Energy Corp. "A"* (a)	7,346	23,948
Evolution Petroleum Corp.	4,661	33,559
Frontline Ltd.	14,270	86,191
GasLog Ltd. (a)	7,714	134,609
Gastar Exploration, Inc.*	34,037	29,939
Gener8 Maritime, Inc.*	9,209	41,533
Golar LNG Ltd.	18,524	418,828
Green Plains, Inc.	7,287	146,833
Halcon Resources Corp.*	24,659	167,681
Hallador Energy Co.	3,139	17,955
International Seaways, Inc.*	5,735	112,980
Isramco, Inc.*	166	19,256
Jagged Peak Energy, Inc.* (a)	10,936	149,386
Jones Energy, Inc. "A"* (a)	6,383	12,255
Lilis Energy, Inc.* (a)	8,332	37,244
Matador Resources Co.*	17,122	464,862
Midstates Petroleum Co., Inc.*	2,225	34,577
Navios Maritime Acquisition Corp.	15,053	18,365
Nordic American Tankers Ltd. (a)	19,172	102,378
Oasis Petroleum, Inc.*	44,686	407,536
Overseas Shipholding Group, Inc. "A"*	7,618	20,035
Pacific Ethanol, Inc.*	8,033	44,583
Panhandle Oil & Gas, Inc. "A"	3,085	73,423
Par Pacific Holdings, Inc.*	5,862	121,930
PDC Energy, Inc.*	12,603	617,925
Peabody Energy Corp.*	11,854	343,885
Penn Virginia Corp.*	2,781	111,184
Renewable Energy Group, Inc.*	7,073	85,937
Resolute Energy Corp.* (a)	4,222	125,351
REX American Resources Corp.*	1,060	99,460
Ring Energy, Inc.*	8,836	128,034
Sanchez Energy Corp.* (a)	12,794	61,667
SandRidge Energy, Inc.*	6,814	136,893
Scorpio Tankers, Inc.	40,454	138,757
SemGroup Corp. "A"	12,731	366,016
Ship Finance International Ltd. (a)	11,752	170,404
SilverBow Resources, Inc.*	1,365	33,511
SRC Energy, Inc.*	37,846	365,971
Stone Energy Corp.*	3,798	110,370
Teekay Corp. (a)	9,951	88,862
Teekay Tankers Ltd. "A" (a)	22,175	35,924
Tellurian, Inc.* (a)	10,789	115,227
Ultra Petroleum Corp.*	37,091	321,579
Uranium Energy Corp.*	26,552	36,642
W&T Offshore, Inc.*	18,318	55,870
Westmoreland Coal Co.*	3,686	9,399
WildHorse Resource Development Corp.* (a)	3,944	52,534
		8,675,994
Financials 18.0%
Banks 10.3%
1st Source Corp.	3,151	160,071
Access National Corp.	2,773	79,474
ACNB Corp.	1,136	31,467
Allegiance Bancshares, Inc.*	2,080	76,544
American National Bankshares, Inc.	1,484	61,141
Ameris Bancorp.	6,948	333,504
Ames National Corp. (a)	1,604	47,879
Arrow Financial Corp.	2,289	78,615
Atlantic Capital Bancshares, Inc.*	4,060	73,689
Banc of California, Inc. (a)	8,465	175,649
BancFirst Corp.	3,174	180,124
Banco Latinoamericano de Comercio Exterior SA "E"	5,734	168,809
BancorpSouth, Inc.	16,392	525,364
Bank of Commerce Holdings	3,002	34,523
Bank of Marin Bancorp.	1,073	73,501
Bank of NT Butterfield & Son Ltd.	10,186	373,215
Bankwell Financial Group, Inc.	1,086	40,117
Banner Corp.	6,214	380,794
Bar Harbor Bankshares	2,790	87,494
BCB Bancorp., Inc.	1,855	25,877
Berkshire Hills Bancorp., Inc.	7,619	295,236
Blue Hills Bancorp., Inc.	4,571	87,763
Boston Private Financial Holdings, Inc.	16,064	265,859
Bridge Bancorp., Inc.	3,764	127,788
Brookline Bancorp., Inc.	14,607	226,408
Bryn Mawr Bank Corp.	3,166	138,671
Byline Bancorp., Inc.*	1,263	26,851
C&F Financial Corp.	613	33,715
Cadence BanCorp.*	1,690	38,735
California First National Bancorp.	451	8,163
Camden National Corp.	2,890	126,120
Capital Bank Financial Corp. "A"	5,655	232,138
Capital City Bank Group, Inc.	2,067	49,629
Capstar Financial Holdings, Inc.*	1,690	33,090
Carolina Financial Corp.	2,787	99,998
Cathay General Bancorp.	14,423	579,805
CenterState Bank Corp.	10,079	270,117
Central Pacific Financial Corp.	5,767	185,582
Central Valley Community Bancorp.	2,078	46,339
Century Bancorp., Inc. "A"	543	43,494
Chemical Financial Corp.	13,585	709,952
Chemung Financial Corp.	597	28,119
Citizens & Northern Corp.	2,448	60,123
City Holding Co.	2,918	209,833
Civista Bancshares, Inc. (a)	1,923	42,960
CNB Financial Corp.	2,655	72,535
CoBiz Financial, Inc.	7,133	140,092
Codorus Valley Bancorp., Inc.	1,539	47,263
Columbia Banking System, Inc.	11,055	465,526
Commerce Union Bancshares, Inc. (a)	1,358	31,478
Community Bank System, Inc.	9,348	516,477
Community Bankers Trust Corp.*	4,167	38,336
Community Financial Corp. (a)	774	27,376
Community Trust Bancorp., Inc.	2,932	136,338
ConnectOne Bancorp., Inc.	5,588	137,465
County Bancorp., Inc.	914	27,466
CU Bancorp.*	3,041	117,915
Customers Bancorp., Inc.*	5,200	169,624
CVB Financial Corp.	19,704	476,246
DNB Financial Corp.	610	21,472
Eagle Bancorp., Inc.*	5,977	400,758
Enterprise Bancorp., Inc.	1,828	66,375
Enterprise Financial Services Corp.	4,294	181,851
Equity Bancshares, Inc. "A"*	2,074	73,793
Evans Bancorp., Inc. (a)	898	38,794
Farmers & Merchants Bancorp., Inc. (a)	1,726	62,913
Farmers Capital Bank Corp.	1,329	55,884
Farmers National Banc Corp.	4,719	71,021
FB Financial Corp.*	2,484	93,696
FCB Financial Holdings, Inc. "A"*	6,637	320,567
Fidelity Southern Corp.	4,172	98,626
Financial Institutions, Inc.	2,744	79,027
First BanCorp.*	36,642	187,607
First BanCorp. - North Carolina	4,552	156,634
First Bancorp., Inc.	1,889	57,256
First Bancshares, Inc.	1,655	49,898
First Busey Corp.	7,252	227,423
First Business Financial Services, Inc.	1,532	34,853
First Citizens BancShares, Inc. "A"	1,416	529,428
First Commonwealth Financial Corp.	18,795	265,573
First Community Bancshares, Inc.	3,064	89,193
First Connecticut Bancorp, Inc.	2,610	69,818
First Financial Bancorp.	11,764	307,629
First Financial Bankshares, Inc.	12,065	545,338
First Financial Corp. - Indiana	2,068	98,437
First Financial Northwest, Inc.	1,664	28,271
First Foundation, Inc.*	5,595	100,095
First Guaranty Bancshares, Inc. (a)	768	20,690
First Internet Bancorp.	1,355	43,767
First Interstate BancSystem, Inc. "A"	4,833	184,862
First Merchants Corp.	7,757	333,008
First Mid-Illinois Bancshares, Inc.	1,960	75,264
First Midwest Bancorp., Inc.	19,440	455,285
First Northwest Bancorp.*	2,109	36,064
First of Long Island Corp.	4,539	138,213
Flushing Financial Corp.	5,374	159,715
FNB Bancorp.	1,037	35,175
Franklin Financial Network, Inc.*	2,199	78,394
Fulton Financial Corp.	32,796	614,925
German American Bancorp., Inc.	4,058	154,326
Glacier Bancorp., Inc.	14,676	554,166
Great Southern Bancorp., Inc.	2,035	113,248
Great Western Bancorp., Inc.	11,248	464,317
Green Bancorp., Inc.*	3,938	93,134
Guaranty Bancorp.	4,563	126,851
Guaranty Bancshares, Inc.	390	12,476
Hancock Holding Co.	16,084	779,270
Hanmi Financial Corp.	6,174	191,085
HarborOne Bancorp., Inc.*	2,370	44,580
Heartland Financial U.S.A., Inc.	4,604	227,438
Heritage Commerce Corp.	6,994	99,525
Heritage Financial Corp.	5,613	165,583
Hilltop Holdings, Inc.	14,279	371,254
Home Bancshares, Inc.	30,196	761,554
HomeTrust Bancshares, Inc.*	3,166	81,208
Hope Bancorp., Inc.	24,798	439,173
Horizon Bancorp.	3,957	115,426
Howard Bancorp., Inc.* (a)	1,718	35,906
IBERIABANK Corp.	9,712	797,841
Independent Bank Corp.	3,798	86,025
Independent Bank Corp.	5,114	381,760
Independent Bank Group, Inc.	3,430	206,829
International Bancshares Corp.	10,364	415,596
Investar Holding Corp.	1,595	38,440
Investors Bancorp., Inc.	49,657	677,321
Lakeland Bancorp., Inc.	8,700	177,480
Lakeland Financial Corp.	4,607	224,453
LCNB Corp.	1,677	35,133
LegacyTexas Financial Group, Inc.	8,944	357,044
Live Oak Bancshares, Inc.	4,338	101,726
Macatawa Bank Corp.	4,982	51,115
MainSource Financial Group, Inc.	4,783	171,518
MB Financial, Inc.	15,517	698,575
MBT Financial Corp.	3,340	36,573
Mercantile Bank Corp.	2,987	104,246
Middlefield Banc Corp.	510	23,511
Midland States Bancorp., Inc.	2,972	94,153
MidSouth Bancorp., Inc.	2,780	33,499
MidWestOne Financial Group, Inc.	2,171	73,293
MutualFirst Financial, Inc.	1,296	49,831
National Bank Holdings Corp. "A"	4,836	172,597
National Bankshares, Inc. (a)	1,314	59,064
National Commerce Corp.*	2,034	87,055
NBT Bancorp., Inc.	8,215	301,655
Nicolet Bankshares, Inc.*	1,737	99,930
Northeast Bancorp.	1,409	36,845
Northrim BanCorp., Inc.	1,276	44,596
Norwood Financial Corp.	1,118	34,106
OFG Bancorp.	7,870	72,011
Ohio Valley Banc Corp. (a)	794	28,902
Old Line Bancshares, Inc.	1,592	44,576
Old National Bancorp.	25,543	467,437
Old Point Financial Corp.	706	22,874
Old Second Bancorp., Inc.	5,341	71,836
Opus Bank	4,030	96,720
Orrstown Financial Services, Inc.	1,404	34,960
Pacific Continental Corp.	4,014	108,177
Pacific Mercantile Bancorp.*	2,922	26,736
Pacific Premier Bancorp., Inc.*	7,603	287,013
Paragon Commercial Corp.*	820	46,297
Park National Corp.	2,520	272,135
Park Sterling Corp.	9,640	119,729
Parke Bancorp., Inc.	1,109	24,620
Peapack-Gladstone Financial Corp.	3,291	111,038
Penns Woods Bancorp., Inc.	859	39,918
People's Utah Bancorp.	2,479	80,444
Peoples Bancorp. of North Carolina, Inc. (a)	825	29,387
Peoples Bancorp., Inc.	3,275	110,007
Peoples Financial Services Corp.	1,347	64,387
Preferred Bank	2,442	147,375
Premier Financial Bancorp., Inc.	1,768	38,525
QCR Holdings, Inc.	2,317	105,424
RBB Bancorp.*	723	16,549
Renasant Corp.	8,154	349,807
Republic Bancorp., Inc. "A"	1,886	73,347
Republic First Bancorp., Inc.* (a)	8,778	81,197
S&T Bancorp., Inc.	6,550	259,249
Sandy Spring Bancorp., Inc.	4,473	185,361
Seacoast Banking Corp. of Florida*	7,753	185,219
ServisFirst Bancshares, Inc.	8,754	340,093
Shore Bancshares, Inc.	2,371	39,477
Sierra Bancorp.	2,278	61,848
Simmons First National Corp. "A"	5,755	333,214
SmartFinancial, Inc.*	1,390	33,443
South State Corp.	5,500	495,275
Southern First Bancshares, Inc.*	1,346	48,927
Southern National Bancorp. of Virginia, Inc.	3,599	61,147
Southside Bancshares, Inc.	5,286	192,199
Southwest Bancorp., Inc.	3,379	93,091
State Bank Financial Corp.	7,046	201,868
Sterling Bancorp.	25,220	621,673
Stock Yards Bancorp., Inc.	4,292	163,096
Summit Financial Group, Inc. (a)	2,126	54,553
Sun Bancorp, Inc.	2,044	50,793
Sunshine Bancorp., Inc.*	1,440	33,466
Texas Capital Bancshares, Inc.*	9,540	818,532
The Bancorp., Inc.*	9,761	80,723
Tompkins Financial Corp.	2,775	239,038
TowneBank	10,926	366,021
TriCo Bancshares	3,834	156,235
TriState Capital Holdings, Inc.*	4,308	98,653
Triumph Bancorp., Inc.*	3,020	97,395
Trustmark Corp.	12,786	423,472
Two River Bancorp. (a)	1,405	27,847
UMB Financial Corp.	8,698	647,914
Umpqua Holdings Corp.	42,472	828,629
Union Bankshares Corp.	8,226	290,378
Union Bankshares, Inc. (a)	740	35,816
United Bankshares, Inc.	19,119	710,271
United Community Banks, Inc.	13,377	381,780
United Securities Bancshares	2,548	24,206
Unity Bancorp., Inc.	1,507	29,839
Univest Corp. of Pennsylvania	4,961	158,752
Valley National Bancorp.	49,437	595,716
Veritex Holdings, Inc.*	2,777	74,868
Washington Trust Bancorp., Inc.	2,830	162,017
WashingtonFirst Bankshares, Inc.	1,895	67,443
WesBanco, Inc.	7,945	325,904
West Bancorp.	3,159	77,080
Westamerica Bancorp.	4,837	287,995
Wintrust Financial Corp.	10,585	828,911
Xenith Bankshares, Inc.*	982	31,915
		40,661,168
Capital Markets 1.3%
Arlington Asset Investment Corp. "A" (a)	4,099	52,180
Artisan Partners Asset Management, Inc. "A"	8,383	273,286
Associated Capital Group, Inc. "A"	852	30,416
B. Riley Financial, Inc.	4,032	68,746
Cohen & Steers, Inc.	4,156	164,121
Cowen, Inc.*	4,963	88,341
Diamond Hill Investment Group	623	132,294
Donnelley Financial Solution, Inc.*	6,390	137,768
Evercore, Inc. "A"	7,464	598,986
Fifth Street Asset Management, Inc.	1,129	4,403
Financial Engines, Inc.	11,131	386,802
Gain Capital Holdings, Inc.	7,086	45,280
GAMCO Investors, Inc. "A"	830	24,701
Greenhill & Co., Inc.	5,339	88,627
Hamilton Lane, Inc. "A"	2,687	72,146
Houlihan Lokey, Inc.	4,777	186,924
INTL. FCStone, Inc.*	2,959	113,389
Investment Technology Group, Inc.	6,321	139,947
Ladenburg Thalmann Financial Services, Inc.	18,811	54,176
Medley Management, Inc. "A"	1,036	6,371
Moelis & Co. "A"	5,956	256,406
OM Asset Management PLC	14,374	214,460
Oppenheimer Holdings, Inc. "A"	1,955	33,919
Piper Jaffray Companies, Inc.	2,747	163,035
PJT Partners, Inc. "A"	3,391	129,909
Pzena Investment Management, Inc. "A"	2,886	31,429
Safeguard Scientifics, Inc.*	3,689	49,248
Silvercrest Asset Management Group, Inc. "A"	1,334	19,410
Stifel Financial Corp.	12,757	681,989
Value Line, Inc.	416	7,330
Virtu Financial, Inc. "A" (a)	4,784	77,501
Virtus Investment Partners, Inc.	1,308	151,793
Waddell & Reed Financial, Inc. "A" (a)	15,519	311,466
Westwood Holdings Group, Inc.	1,511	101,645
Wins Finance Holdings, Inc.* (a) (b)	145	30,450
WisdomTree Investments, Inc. (a)	22,343	227,452
		5,156,346
Consumer Finance 0.6%
Elevate Credit, Inc.*	2,807	17,151
Encore Capital Group, Inc.* (a)	4,541	201,166
Enova International, Inc.*	6,398	86,053
EZCORP, Inc. "A"*	8,881	84,369
FirstCash, Inc.	9,066	572,518
Green Dot Corp. "A"*	8,647	428,718
LendingClub Corp.*	60,130	366,192
Nelnet, Inc. "A"	3,882	196,041
PRA Group, Inc.*	8,744	250,516
Regional Management Corp.*	1,955	47,330
World Acceptance Corp.*	1,120	92,837
		2,342,891
Diversified Financial Services 0.1%
FNFV Group*	12,253	210,139
Marlin Business Services Corp.	1,665	47,869
NewStar Financial, Inc.	6,022	70,698
On Deck Capital, Inc.* (a)	9,094	42,469
Tiptree, Inc.	5,308	33,175
		404,350
Insurance 2.4%
Ambac Financial Group, Inc.*	8,512	146,917
American Equity Investment Life Holding Co.	16,633	483,688
AMERISAFE, Inc.	3,568	207,658
AmTrust Financial Services, Inc. (a)	15,970	214,956
Argo Group International Holdings Ltd.	5,563	342,124
Atlas Financial Holdings, Inc.*	1,891	35,740
Baldwin & Lyons, Inc. "B"	1,960	44,198
Blue Capital Reinsurance Holdings Ltd.	1,162	19,115
Citizens, Inc.* (a)	8,810	64,754
CNO Financial Group, Inc.	32,220	752,015
Crawford & Co. "B"	2,268	27,125
Donegal Group, Inc. "A"	1,585	25,566
eHealth, Inc.*	2,860	68,325
EMC Insurance Group, Inc.	1,813	51,036
Employers Holdings, Inc.	6,031	274,109
Enstar Group Ltd.*	2,137	475,162
FBL Financial Group, Inc. "A"	1,965	146,393
Federated National Holding Co.	2,309	36,043
Fidelity & Guaranty Life (a)	2,007	62,317
Genworth Financial, Inc. "A"*	94,877	365,276
Global Indemnity Ltd.*	1,546	65,550
Greenlight Capital Re Ltd. "A"*	5,552	120,201
Hallmark Financial Services, Inc.*	2,633	30,569
HCI Group, Inc.	1,541	58,943
Health Insurance Innovations, Inc. "A"*	2,178	31,581
Heritage Insurance Holdings, Inc. (a)	5,048	66,684
Horace Mann Educators Corp.	7,833	308,229
Independence Holding Co.	1,493	37,698
Infinity Property & Casualty Corp.	2,024	190,661
Investors Title Co.	271	48,528
James River Group Holdings Ltd.	4,291	177,991
Kemper Corp.	7,496	397,288
Kingstone Companies, Inc. (a)	1,772	28,884
Kinsale Capital Group, Inc.	2,812	121,394
Maiden Holdings Ltd.	13,660	108,597
MBIA, Inc.*	23,485	204,319
National General Holdings Corp.	9,567	182,825
National Western Life Group, Inc. "A"	445	155,305
Navigators Group, Inc.	4,007	233,808
NI Holdings, Inc.* (a)	2,000	35,800
Primerica, Inc.	8,718	710,953
RLI Corp.	7,325	420,162
Safety Insurance Group, Inc.	2,790	212,877
Selective Insurance Group, Inc.	11,029	593,912
State Auto Financial Corp.	2,960	77,641
State National Companies, Inc.	5,728	120,231
Stewart Information Services Corp.	4,105	155,005
Third Point Reinsurance Ltd.*	14,929	232,892
Trupanion, Inc.* (a)	4,364	115,253
United Fire Group, Inc.	4,079	186,900
United Insurance Holdings Corp.	3,929	64,043
Universal Insurance Holdings, Inc.	6,130	140,990
WMIH Corp.*	38,548	36,621
		9,514,852
Mortgage Real Estate Investment Trusts (REITs) 0.9%
AG Mortgage Investment Trust, Inc.	5,132	98,740
Anworth Mortgage Asset Corp.	18,565	111,576
Apollo Commercial Real Estate Finance, Inc.	20,188	365,605
Ares Commercial Real Estate Corp.	5,435	72,340
ARMOUR Residential REIT, Inc.	7,825	210,492
Capstead Mortgage Corp.	18,230	175,919
Cherry Hill Mortgage Investment Corp.	2,299	41,612
CYS Investments, Inc.	29,319	253,316
Dynex Capital, Inc.	8,496	61,766
Ellington Residential Mortgage REIT	1,635	23,740
Granite Point Mortgage Trust, Inc. (a)	1,927	36,093
Great Ajax Corp.	3,063	43,158
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,489	231,247
Invesco Mortgage Capital, Inc.	21,344	365,623
KKR Real Estate Finance Trust, Inc. (a)	2,024	42,585
Ladder Capital Corp.	14,565	200,706
MTGE Investment Corp.	8,465	164,221
New York Mortgage Trust, Inc.	20,637	126,917
Orchid Island Capital, Inc. (a)	8,260	84,169
Owens Realty Mortgage, Inc.	1,889	34,399
PennyMac Mortgage Investment Trust	12,339	214,575
Redwood Trust, Inc.	14,827	241,532
Resource Capital Corp.	5,725	61,715
Sutherland Asset Management Corp. (a)	3,370	52,909
TPG RE Finance Trust, Inc.*	2,119	41,892
Western Asset Mortgage Capital Corp.	8,323	87,142
		3,443,989
Thrifts & Mortgage Finance 2.4%
ASB Bancorp., Inc.* (a)	542	24,444
Astoria Financial Corp.	17,936	385,624
Bank Mutual Corp.	8,460	85,869
BankFinancial Corp.	2,859	45,429
Bear State Financial, Inc.	4,379	44,929
Beneficial Bancorp., Inc.	13,213	219,336
BofI Holding, Inc.* (a)	11,278	321,085
BSB Bancorp., Inc.*	1,757	52,622
Capitol Federal Financial, Inc.	24,187	355,549
Charter Financial Corp.	2,568	47,585
Clifton Bancorp., Inc.	4,139	69,204
Dime Community Bancshares	5,912	127,108
Entegra Financial Corp.*	1,222	30,489
ESSA Bancorp., Inc.	1,563	24,539
Essent Group Ltd.*	15,520	628,560
Federal Agricultural Mortgage Corp. "C"	1,631	118,639
First Defiance Financial Corp.	1,899	99,678
Flagstar Bancorp., Inc.*	4,138	146,816
Greene County Bancorp., Inc. (a)	571	17,159
Hingham Institution for Savings	235	44,713
Home Bancorp., Inc.	1,083	45,291
HomeStreet, Inc.*	4,688	126,576
Impac Mortgage Holdings, Inc.*	2,173	28,379
Kearny Financial Corp.	16,489	253,106
LendingTree, Inc.*	1,208	295,296
Malvern Bancorp., Inc.*	1,245	33,304
Meridian Bancorp., Inc.	9,052	168,820
Meta Financial Group, Inc.	1,671	131,006
MGIC Investment Corp.*	70,653	885,282
Nationstar Mortgage Holdings, Inc.*	5,687	105,608
NMI Holdings, Inc. "A"*	11,065	137,206
Northfield Bancorp., Inc.	8,445	146,521
Northwest Bancshares, Inc.	18,112	312,794
OceanFirst Financial Corp.	6,084	167,249
Oconee Federal Financial Corp.	333	9,337
Ocwen Financial Corp.*	19,223	66,127
Oritani Financial Corp.	7,312	122,842
PCSB Financial Corp.* (a)	3,499	65,991
PennyMac Financial Services, Inc. "A"*	3,097	55,127
PHH Corp.*	10,046	139,941
Provident Bancorp., Inc.*	835	19,330
Provident Financial Holdings, Inc.	1,251	24,520
Provident Financial Services, Inc.	11,652	310,759
Prudential Bancorp., Inc. (a)	1,575	29,185
Radian Group, Inc.	41,452	774,738
Riverview Bancorp., Inc.	3,700	31,080
SI Financial Group, Inc.	2,097	31,350
Southern Missouri Bancorp., Inc.	1,091	39,811
Territorial Bancorp., Inc.	1,640	51,775
Timberland Bancorp., Inc.	1,211	37,953
TrustCo Bank Corp.	17,178	152,884
United Community Financial Corp.	9,151	87,850
United Financial Bancorp., Inc.	9,476	173,316
Walker & Dunlop, Inc.*	5,298	277,244
Washington Federal, Inc.	17,046	573,598
Waterstone Financial, Inc.	4,904	95,628
Western New England Bancorp, Inc.	5,756	62,740
WSFS Financial Corp.	5,854	285,382
		9,244,323
Health Care 15.6%
Biotechnology 6.3%
Abeona Therapeutics, Inc.*	4,688	79,930
Acceleron Pharma, Inc.*	6,229	232,466
Achaogen, Inc.* (a)	6,516	103,930
Achillion Pharmaceuticals, Inc.*	22,969	103,131
Acorda Therapeutics, Inc.*	8,459	200,055
Adamas Pharmaceuticals, Inc.* (a)	2,624	55,550
Aduro Biotech, Inc.* (a)	7,911	84,252
Advaxis, Inc.* (a)	7,096	29,661
Agenus, Inc.* (a)	14,043	61,930
Aileron Therapeutics, Inc.* (a)	970	12,979
Aimmune Therapeutics, Inc.*	6,845	169,688
Akebia Therapeutics, Inc.*	8,535	167,883
Alder Biopharmaceuticals, Inc.*	12,088	148,078
AMAG Pharmaceuticals, Inc.*	6,842	126,235
Amicus Therapeutics, Inc.* (a)	31,514	475,231
AnaptysBio, Inc.*	2,285	79,861
Anavex Life Sciences Corp.*	6,172	25,552
Ardelyx, Inc.*	6,542	36,635
Arena Pharmaceuticals, Inc.*	7,498	191,199
Array BioPharma, Inc.*	33,410	410,943
Asterias Biotherapeutics, Inc.* (a)	4,293	14,596
Atara Biotherapeutics, Inc.*	5,093	84,289
Athenex, Inc.* (a)	1,329	23,271
Athersys, Inc.* (a)	20,627	42,492
Audentes Therapeutics, Inc.*	2,971	83,218
Avexis, Inc.* (a)	4,664	451,149
Axovant Sciences Ltd.* (a)	5,815	40,007
Bellicum Pharmaceuticals, Inc.* (a)	5,032	58,120
BioCryst Pharmaceuticals, Inc.*	14,928	78,223
Biohaven Pharmaceutical Holding Co., Ltd.*	1,944	72,667
BioSpecifics Technologies Corp.*	1,041	48,427
BioTime, Inc.* (a)	13,045	37,048
Bluebird Bio, Inc.*	8,560	1,175,716
Blueprint Medicines Corp.*	7,379	514,095
Calithera Biosciences, Inc.*	5,955	93,791
Calyxt, Inc.* (a)	1,551	37,984
Cara Therapeutics, Inc.* (a)	5,198	71,161
Cascadian Therapeutics, Inc.*	6,670	27,280
Catalyst Pharmaceuticals, Inc.* (a)	13,943	35,136
Celldex Therapeutics, Inc.*	23,501	67,213
ChemoCentryx, Inc.*	5,074	37,649
Chimerix, Inc.*	8,328	43,722
Clovis Oncology, Inc.*	8,267	681,201
Coherus Biosciences, Inc.*	7,464	99,644
Conatus Pharmaceuticals, Inc.*	4,984	27,362
Concert Pharmaceuticals, Inc.*	3,312	48,852
Corbus Pharmaceuticals Holdings, Inc.* (a)	8,605	61,526
Corvus Pharmaceuticals, Inc.* (a)	1,640	26,142
Curis, Inc.*	23,326	34,756
Cytokinetics, Inc.*	8,075	117,088
CytomX Therapeutics, Inc.*	5,648	102,624
Dynavax Technologies Corp.* (a)	11,606	249,529
Eagle Pharmaceuticals, Inc.* (a)	1,572	93,754
Edge Therapeutics, Inc.*	3,996	42,877
Editas Medicine, Inc.* (a)	6,573	157,818
Emergent Biosolutions, Inc.*	6,277	253,905
Enanta Pharmaceuticals, Inc.*	2,961	138,575
Epizyme, Inc.*	8,125	154,781
Esperion Therapeutics, Inc.* (a)	3,236	162,188
Exact Sciences Corp.*	22,430	1,056,902
Fate Therapeutics, Inc.* (a)	7,391	29,268
FibroGen, Inc.*	12,649	680,516
Five Prime Therapeutics, Inc.*	5,271	215,637
Flexion Therapeutics, Inc.* (a)	5,142	124,334
Fortress Biotech, Inc.* (a)	6,467	28,584
Foundation Medicine, Inc.* (a)	2,787	112,037
G1 Therapeutics, Inc.*	1,499	37,310
Genocea Biosciences, Inc.*	5,562	8,121
Genomic Health, Inc.*	3,837	123,129
Geron Corp.* (a)	28,914	63,033
Global Blood Therapeutics, Inc.*	7,179	222,908
Halozyme Therapeutics, Inc.*	22,756	395,272
Heron Therapeutics, Inc.*	8,834	142,669
Idera Pharmaceuticals, Inc.* (a)	18,883	42,109
Ignyta, Inc.*	9,721	120,054
Immune Design Corp.* (a)	3,312	34,279
ImmunoGen, Inc.* (a)	16,609	127,059
Immunomedics, Inc.* (a)	19,584	273,784
Inovio Pharmaceuticals, Inc.* (a)	15,536	98,498
Insmed, Inc.*	14,188	442,808
Insys Therapeutics, Inc.* (a)	4,843	43,006
Intellia Therapeutics, Inc.* (a)	2,752	68,387
Invitae Corp.* (a)	7,558	70,818
Iovance Biotherapeutics, Inc.*	9,527	73,834
Ironwood Pharmaceuticals, Inc.*	25,616	403,964
Jounce Therapeutics, Inc.* (a)	2,760	43,001
Karyopharm Therapeutics, Inc.*	6,576	72,205
Keryx Biopharmaceuticals, Inc.* (a)	17,080	121,268
Kindred Biosciences, Inc.*	4,092	32,122
Kite Pharma, Inc.*	9,325	1,676,728
Kura Oncology, Inc.*	2,771	41,426
La Jolla Pharmaceutical Co.*	3,302	114,844
Lexicon Pharmaceuticals, Inc.* (a)	8,404	103,285
Ligand Pharmaceuticals, Inc.*	3,882	528,534
Loxo Oncology, Inc.*	4,359	401,551
MacroGenics, Inc.*	6,309	116,590
Madrigal Pharmaceuticals, Inc.* (a)	770	34,635
Matinas BioPharma Holdings, Inc.* (a)	10,282	13,572
MediciNova, Inc.* (a)	5,623	35,819
Merrimack Pharmaceuticals, Inc. (a)	2,312	33,616
Mersana Therapeutics, Inc.*	964	16,668
MiMedx Group, Inc.* (a)	19,635	233,264
Minerva Neurosciences, Inc.*	4,891	37,172
Miragen Therapeutics, Inc.*	2,455	22,463
Momenta Pharmaceuticals, Inc.*	13,746	254,301
Myriad Genetics, Inc.*	12,124	438,646
NantKwest, Inc.* (a)	5,947	32,590
Natera, Inc.*	6,099	78,616
NewLink Genetics Corp.* (a)	4,301	43,784
Novavax, Inc.* (a)	54,701	62,359
Novelion Therapeutics, Inc.*	2,962	20,823
Nymox Pharmaceutical Corp.* (a)	5,543	21,174
Organovo Holdings, Inc.* (a)	19,047	42,284
Otonomy, Inc.*	5,481	17,813
Ovid therapeutics, Inc.*	982	8,416
PDL BioPharma, Inc.*	31,644	107,273
Pieris Pharmaceuticals, Inc.*	6,678	38,465
Portola Pharmaceuticals, Inc.*	10,528	568,828
Progenics Pharmaceuticals, Inc.*	13,781	101,428
Protagonist Therapeutics, Inc.* (a)	1,475	26,063
Prothena Corp. PLC* (a)	7,295	472,497
PTC Therapeutics, Inc.*	7,645	152,976
Puma Biotechnology, Inc.*	5,480	656,230
Ra Pharmaceuticals, Inc.*	2,282	33,317
Radius Health, Inc.* (a)	7,046	271,623
Recro Pharma, Inc.*	2,658	23,869
REGENXBIO, Inc.*	5,354	176,414
Repligen Corp.*	7,164	274,525
Retrophin, Inc.*	7,038	175,176
Rigel Pharmaceuticals, Inc.*	23,816	60,493
Sage Therapeutics, Inc.*	6,589	410,495
Sangamo Therapeutics, Inc.*	15,816	237,240
Sarepta Therapeutics, Inc.* (a)	11,304	512,749
Selecta Biosciences, Inc.* (a)	2,284	41,683
Seres Therapeutics, Inc.* (a)	4,209	67,512
Spark Therapeutics, Inc.*	5,095	454,270
Spectrum Pharmaceuticals, Inc.*	14,768	207,786
Stemline Therapeutics, Inc.*	4,743	52,647
Strongbridge Biopharma PLC* (a)	4,273	29,484
Syndax Pharmaceuticals, Inc.*	1,714	20,054
Synergy Pharmaceuticals, Inc.* (a)	44,112	127,925
Syros Pharmaceuticals, Inc.*	2,432	35,799
TG Therapeutics, Inc.* (a)	9,434	111,793
Tocagen, Inc.* (a)	1,622	20,210
Trevena, Inc.*	8,938	22,792
Ultragenyx Pharmaceutical, Inc.*	7,521	400,568
Vanda Pharmaceuticals, Inc.*	8,567	153,349
VBI Vaccines, Inc.*	4,213	16,220
Veracyte, Inc.*	4,832	42,377
Versartis, Inc.*	6,089	14,918
Voyager Therapeutics, Inc.*	3,156	64,982
vTv Therapeutics, Inc. "A"*	1,054	6,303
XBiotech, Inc.* (a)	3,315	14,487
Xencor, Inc.*	7,342	168,279
ZIOPHARM Oncology, Inc.* (a)	24,740	151,904
		24,647,957
Health Care Equipment & Supplies 3.6%
Abaxis, Inc.	4,106	183,333
Accuray, Inc.*	15,816	63,264
Analogic Corp.	2,340	195,975
AngioDynamics, Inc.*	7,126	121,783
Anika Therapeutics, Inc.*	2,671	154,918
Antares Pharma, Inc.*	27,940	90,526
AtriCure, Inc.*	6,090	136,233
Atrion Corp.	263	176,736
AxoGen, Inc.*	5,035	97,427
Cantel Medical Corp.	6,923	651,939
Cardiovascular Systems, Inc.*	6,212	174,868
Cerus Corp.* (a)	21,425	58,490
ConforMIS, Inc.* (a)	6,779	23,862
CONMED Corp.	5,196	272,634
Corindus Vascular Robotics, Inc.* (a)	16,327	24,817
CryoLife, Inc.*	6,024	136,745
Cutera, Inc.*	2,544	105,194
Endologix, Inc.*	16,005	71,382
Entellus Medical, Inc.* (a)	2,366	43,676
Exactech, Inc.*	1,898	62,539
FONAR Corp.*	1,191	36,326
GenMark Diagnostics, Inc.*	9,724	93,642
Glaukos Corp.* (a)	5,571	183,843
Globus Medical, Inc. "A"*	13,633	405,173
Haemonetics Corp.*	9,977	447,668
Halyard Health, Inc.*	8,855	398,741
Heska Corp.*	1,201	105,796
ICU Medical, Inc.*	2,869	533,204
Inogen, Inc.*	3,308	314,591
Insulet Corp.*	11,041	608,138
Integer Holdings Corp.*	5,862	299,841
Integra LifeSciences Holdings Corp.*	12,136	612,625
Invacare Corp. (a)	5,966	93,965
iRhythm Technologies, Inc.*	2,685	139,298
K2M Group Holdings, Inc.*	7,888	167,305
Lantheus Holdings, Inc.*	5,818	103,560
LeMaitre Vascular, Inc.	2,888	108,069
LivaNova PLC*	9,288	650,717
Masimo Corp.*	8,592	743,724
Meridian Bioscience, Inc.	7,705	110,182
Merit Medical Systems, Inc.*	9,280	393,008
Natus Medical, Inc.*	6,075	227,813
Neogen Corp.*	7,109	550,663
Nevro Corp.*	5,278	479,665
Novocure Ltd.*	11,234	222,995
NuVasive, Inc.*	9,699	537,907
NxStage Medical, Inc.*	12,373	341,495
Obalon Therapeutics, Inc.*	1,799	17,144
OraSure Technologies, Inc.*	10,901	245,273
Orthofix International NV*	3,309	156,350
Oxford Immunotec Global PLC*	4,283	71,954
Penumbra, Inc.*	5,591	504,867
Pulse Biosciences, Inc.* (a)	1,774	33,014
Quidel Corp.*	5,169	226,712
Quotient Ltd.* (a)	5,212	25,695
Rockwell Medical, Inc.* (a)	8,999	77,031
RTI Surgical, Inc.*	10,252	46,647
Sientra, Inc.*	2,801	43,135
STAAR Surgical Co.*	7,958	99,077
SurModics, Inc.*	2,464	76,384
Tactile Systems Technology, Inc.*	1,781	55,122
Utah Medical Products, Inc.	607	44,645
Varex Imaging Corp.*	7,334	248,183
ViewRay, Inc.* (a)	5,695	32,803
Viveve Medical, Inc.* (a)	2,913	15,264
Wright Medical Group NV*	19,956	516,262
		14,291,857
Health Care Providers & Services 2.1%
AAC Holdings, Inc.* (a)	1,879	18,659
Aceto Corp.	5,536	62,169
Addus HomeCare Corp.*	1,338	47,231
Almost Family, Inc.*	2,481	133,230
Amedisys, Inc.*	5,440	304,422
American Renal Associates Holdings, Inc.* (a)	1,653	24,745
AMN Healthcare Services, Inc.*	8,956	409,289
BioScrip, Inc.*	21,040	57,860
BioTelemetry, Inc.*	5,389	177,837
Capital Senior Living Corp.*	4,738	59,462
Chemed Corp.	3,010	608,171
Civitas Solutions, Inc.*	2,871	52,970
Community Health Systems, Inc.* (a)	18,512	142,172
CorVel Corp.*	1,868	101,619
Cross Country Healthcare, Inc.*	6,553	93,249
Diplomat Pharmacy, Inc.*	9,417	195,026
Genesis Healthcare, Inc.*	6,503	7,544
Healthequity, Inc.*	9,511	481,066
HealthSouth Corp.	18,786	870,731
Kindred Healthcare, Inc.	15,921	108,263
Landauer, Inc.	1,678	112,929
LHC Group, Inc.*	3,030	214,888
Magellan Health, Inc.*	4,497	388,091
Molina Healthcare, Inc.*	8,413	578,478
National Healthcare Corp.	2,166	135,527
National Research Corp. "A"	1,834	69,142
Owens & Minor, Inc.	11,510	336,092
PetIQ, Inc.*	1,385	37,506
PharMerica Corp.*	5,538	162,263
Providence Service Corp.*	2,129	115,136
R1 RCM, Inc.*	19,496	72,330
RadNet, Inc.*	7,589	87,653
Select Medical Holdings Corp.*	20,798	399,322
Surgery Partners, Inc.* (a)	3,532	36,556
Teladoc, Inc.* (a)	10,198	338,064
Tenet Healthcare Corp.* (a)	15,329	251,856
The Ensign Group, Inc.	9,310	210,313
Tivity Health, Inc.*	7,098	289,598
Triple-S Management Corp. "B"*	4,446	105,281
U.S. Physical Therapy, Inc.	2,256	138,631
		8,035,371
Health Care Technology 0.8%
Allscripts Healthcare Solutions, Inc.*	34,460	490,366
Castlight Health, Inc. "B"* (a)	12,472	53,629
Computer Programs & Systems, Inc. (a)	2,091	61,789
Cotiviti Holdings, Inc.*	7,010	252,220
Evolent Health, Inc. "A"*	10,046	178,819
HealthStream, Inc.*	4,905	114,630
HMS Holdings Corp.*	15,882	315,416
Inovalon Holdings, Inc. "A"* (a)	12,215	208,266
Medidata Solutions, Inc.*	10,765	840,316
NantHealth, Inc.* (a)	3,483	14,350
Omnicell, Inc.*	6,937	354,134
Quality Systems, Inc.*	9,708	152,707
Simulations Plus, Inc.	2,158	33,449
Tabula Rasa HealthCare, Inc.*	1,826	48,827
Vocera Communications, Inc.*	5,447	170,872
		3,289,790
Life Sciences Tools & Services 0.8%
Accelerate Diagnostics, Inc.* (a)	5,060	113,597
Cambrex Corp.*	6,196	340,780
Enzo Biochem, Inc.*	7,554	79,090
Fluidigm Corp.*	6,205	31,273
INC Research Holdings, Inc. "A"*	10,434	545,698
Luminex Corp.	7,905	160,709
Medpace Holdings, Inc.*	1,244	39,684
NanoString Technologies, Inc.*	3,440	55,590
NeoGenomics, Inc.*	10,907	121,395
Pacific Biosciences of California, Inc.*	19,764	103,761
PAREXEL International Corp.*	9,637	848,827
PRA Health Sciences, Inc.*	9,334	710,971
		3,151,375
Pharmaceuticals 2.0%
Aclaris Therapeutics, Inc.*	3,915	101,046
Aerie Pharmaceuticals, Inc.*	6,256	304,042
Akcea Therapeutics, Inc.* (a)	2,860	79,136
Amphastar Pharmaceuticals, Inc.*	6,776	121,087
ANI Pharmaceuticals, Inc.*	1,612	84,614
Aratana Therapeutics, Inc.*	7,820	47,937
Assembly Biosciences, Inc.*	2,721	95,017
Catalent, Inc.*	24,036	959,517
Cempra, Inc.*	8,694	28,256
Clearside Biomedical, Inc.* (a)	3,996	34,925
Collegium Pharmaceutical, Inc.* (a)	4,406	46,219
Corcept Therapeutics, Inc.*	17,711	341,822
Corium International, Inc.* (a)	3,868	42,857
DepoMed, Inc.*	10,937	63,325
Dermira, Inc.*	7,406	199,962
Dova Pharmaceuticals, Inc.* (a)	978	23,746
Durect Corp.*	25,179	44,567
Horizon Pharma PLC*	31,100	394,348
Impax Laboratories, Inc.*	14,245	289,174
Innoviva, Inc.*	14,736	208,072
Intersect ENT, Inc.*	4,860	151,389
Intra-Cellular Therapies, Inc.* (a)	6,685	105,489
Kala Pharmaceuticals, Inc.*	1,557	35,562
Lannett Co., Inc.* (a)	5,521	101,862
Medicines Co.*	13,059	483,705
MyoKardia, Inc.*	3,488	149,461
Nektar Therapeutics*	28,274	678,576
Neos Therapeutics, Inc.* (a)	4,195	38,384
Ocular Therapeutix, Inc.* (a)	4,708	29,095
Omeros Corp.* (a)	7,923	171,295
Pacira Pharmaceuticals, Inc.*	7,451	279,785
Paratek Pharmaceuticals, Inc.*	4,576	114,858
Phibro Animal Health Corp. "A"	3,714	137,604
Prestige Brands Holdings, Inc.*	10,162	509,015
Reata Pharmaceuticals, Inc. "A"* (a)	2,158	67,114
Revance Therapeutics, Inc.* (a)	4,351	119,870
Sciclone Pharmaceuticals, Inc.*	9,524	106,669
Sienna Biopharmaceuticals, Inc.*	960	21,360
Sucampo Pharmaceuticals, Inc. "A"*	4,384	51,731
Supernus Pharmaceuticals, Inc.*	9,002	360,080
Teligent, Inc.* (a)	7,372	49,466
Tetraphase Pharmaceuticals, Inc.*	9,711	66,423
TherapeuticsMD, Inc.* (a)	29,382	155,431
Theravance Biopharma, Inc.* (a)	7,975	273,064
WaVe Life Sciences Ltd.*	2,300	50,025
Zogenix, Inc.*	4,591	160,915
Zynerba Pharmaceuticals, Inc.* (a)	2,210	18,476
		7,996,373
Industrials 15.0%
Aerospace & Defense 1.5%
AAR Corp.	6,238	235,672
Aerojet Rocketdyne Holdings, Inc.*	13,005	455,305
Aerovironment, Inc.*	3,883	210,148
Astronics Corp.*	4,157	123,671
Axon Enterprise, Inc.* (a)	9,758	221,214
Cubic Corp.	4,752	242,352
Curtiss-Wright Corp.	8,453	883,677
DigitalGlobe, Inc.*	11,741	413,870
Ducommun, Inc.*	2,027	64,965
Engility Holdings, Inc.*	3,485	120,860
Esterline Technologies Corp.*	4,991	449,939
KLX, Inc.*	9,878	522,843
Kratos Defense & Security Solutions, Inc.*	13,325	174,291
Mercury Systems, Inc.*	9,033	468,632
Moog, Inc. "A"*	6,086	507,755
National Presto Industries, Inc.	918	97,721
Sparton Corp.*	1,968	45,677
The Keyw Holding Corp.* (a)	9,651	73,444
Triumph Group, Inc.	9,300	276,675
Vectrus, Inc.*	2,198	67,786
Wesco Aircraft Holdings, Inc.*	10,381	97,581
		5,754,078
Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	11,213	272,925
Atlas Air Worldwide Holdings, Inc.*	4,375	287,875
Echo Global Logistics, Inc.*	5,205	98,114
Forward Air Corp.	5,777	330,618
Hub Group, Inc. "A"*	6,232	267,664
Radiant Logistics, Inc.*	7,884	41,864
		1,299,060
Airlines 0.3%
Allegiant Travel Co.	2,480	326,616
Hawaiian Holdings, Inc.*	10,126	380,231
SkyWest, Inc.	9,813	430,791
		1,137,638
Building Products 1.2%
AAON, Inc.	7,852	270,698
Advanced Drainage Systems, Inc.	6,936	140,454
American Woodmark Corp.*	2,719	261,704
Apogee Enterprises, Inc.	5,376	259,446
Armstrong Flooring, Inc.*	4,428	69,741
Builders FirstSource, Inc.*	18,232	327,994
Caesarstone Ltd.*	4,414	131,537
Continental Building Products, Inc.*	7,701	200,226
CSW Industrials, Inc.*	2,729	121,031
Gibraltar Industries, Inc.*	6,127	190,856
Griffon Corp.	5,688	126,273
Insteel Industries, Inc.	3,479	90,837
JELD-WEN Holding, Inc.*	10,459	371,504
Masonite International Corp.*	5,671	392,433
NCI Building Systems, Inc.*	7,802	121,711
Patrick Industries, Inc.*	3,133	263,485
PGT Innovations, Inc.*	8,861	132,472
Ply Gem Holdings, Inc.*	4,258	72,599
Quanex Building Products Corp.	6,520	149,634
Simpson Manufacturing Co., Inc.	7,757	380,403
Trex Co., Inc.*	5,597	504,122
Universal Forest Products, Inc.	3,809	373,891
		4,953,051
Commercial Services & Supplies 2.5%
ABM Industries, Inc.	10,605	442,335
Acco Brands Corp.*	20,956	249,376
Advanced Disposal Services, Inc.*	8,339	210,059
Aqua Metals, Inc.* (a)	3,351	22,954
ARC Document Solutions, Inc.*	6,602	27,002
Brady Corp. "A"	8,839	335,440
Casella Waste Systems, Inc. "A"*	7,335	137,898
CECO Environmental Corp.	5,717	48,366
CompX International, Inc.	545	8,311
Covanta Holding Corp.	22,053	327,487
Deluxe Corp.	9,268	676,193
Ennis, Inc.	4,654	91,451
Essendant, Inc.	7,441	97,998
Healthcare Services Group, Inc.	13,631	735,665
Heritage-Crystal Clean, Inc.*	2,902	63,119
Herman Miller, Inc.	11,335	406,927
HNI Corp.	8,345	346,067
Hudson Technologies, Inc.*	7,121	55,615
Innerworkings, Inc.*	8,785	98,831
Interface, Inc.	12,087	264,705
Kimball International, Inc. "B"	6,993	138,252
Knoll, Inc.	9,349	186,980
LSC Communications, Inc.	6,509	107,464
Matthews International Corp. "A"	5,930	369,143
McGrath RentCorp.	4,585	200,594
Mobile Mini, Inc.	8,307	286,176
MSA Safety, Inc.	6,360	505,684
Multi-Color Corp.	2,592	212,414
NL Industries, Inc.*	1,487	13,606
Quad Graphics, Inc.	6,139	138,803
R.R. Donnelley & Sons Co.	13,648	140,574
SP Plus Corp.*	3,274	129,323
Steelcase, Inc. "A"	16,487	253,900
Team, Inc.*	5,782	77,190
Tetra Tech, Inc.	10,911	507,907
The Brink's Co.	8,784	740,052
U.S. Ecology, Inc.	4,140	222,732
UniFirst Corp.	2,923	442,835
Viad Corp.	3,852	234,587
VSE Corp.	1,662	94,501
West Corp.	8,205	192,571
		9,841,087
Construction & Engineering 1.2%
Aegion Corp.*	6,484	150,948
Ameresco, Inc. "A"*	3,540	27,612
Argan, Inc.	2,706	181,978
Chicago Bridge & Iron Co. NV (a)	19,096	320,813
Comfort Systems U.S.A., Inc.	7,050	251,685
Dycom Industries, Inc.*	5,831	500,766
EMCOR Group, Inc.	11,248	780,386
Granite Construction, Inc.	7,525	436,074
Great Lakes Dredge & Dock Co.*	10,104	49,004
HC2 Holdings, Inc.*	7,419	39,172
IES Holdings, Inc.*	1,464	25,327
KBR, Inc.	26,835	479,810
Layne Christensen Co.*	3,399	42,657
MasTec, Inc.*	12,704	589,466
MYR Group, Inc.*	3,042	88,644
Northwest Pipe Co.*	1,860	35,377
NV5 Holdings, Inc.*	1,607	87,823
Orion Group Holdings, Inc.*	4,962	32,551
Primoris Services Corp.	7,657	225,269
Sterling Construction Co., Inc.*	5,036	76,698
Tutor Perini Corp.*	7,142	202,833
		4,624,893
Electrical Equipment 0.6%
Allied Motion Technologies, Inc.	1,121	28,406
Atkore International Group, Inc.*	6,381	124,493
AZZ, Inc.	5,002	243,598
Babcock & Wilcox Enterprises, Inc.* (a)	9,216	30,689
Encore Wire Corp.	3,785	169,473
Energous Corp.* (a)	3,661	46,348
EnerSys	8,323	575,702
Generac Holdings, Inc.*	11,871	545,235
General Cable Corp.	9,556	180,131
LSI Industries, Inc.	4,485	29,646
Plug Power, Inc.* (a)	43,489	113,506
Powell Industries, Inc.	1,624	48,704
Preformed Line Products Co.	538	36,207
Revolution Lighting Technologies, Inc.* (a)	2,397	15,581
Sunrun, Inc.* (a)	16,558	91,897
Thermon Group Holdings, Inc.*	6,398	115,100
TPI Composites, Inc.*	2,077	46,400
Vicor Corp.*	3,238	76,417
Vivint Solar, Inc.* (a)	5,500	18,700
		2,536,233
Industrial Conglomerates 0.1%
Raven Industries, Inc.	6,788	219,931
Machinery 3.8%
Actuant Corp. "A"	11,325	289,920
Alamo Group, Inc.	1,789	192,085
Albany International Corp. "A"	5,444	312,486
Altra Industrial Motion Corp.	5,564	267,628
American Railcar Industries, Inc. (a)	1,462	56,433
Astec Industries, Inc.	4,137	231,713
Barnes Group, Inc.	9,585	675,167
Blue Bird Corp.* (a)	1,454	29,952
Briggs & Stratton Corp.	8,089	190,092
Chart Industries, Inc.*	5,808	227,848
CIRCOR International, Inc.	3,122	169,930
Columbus McKinnon Corp.	4,133	156,517
Commercial Vehicle Group, Inc.*	4,896	35,986
DMC Global, Inc.	2,645	44,701
Douglas Dynamics, Inc.	4,349	171,351
Energy Recovery, Inc.* (a)	6,508	51,413
EnPro Industries, Inc.	4,077	328,321
ESCO Technologies, Inc.	4,888	293,036
Federal Signal Corp.	11,126	236,761
Franklin Electric Co., Inc.	8,932	400,600
FreightCar America, Inc.	2,340	45,770
Gencor Industries, Inc.*	1,422	25,098
Global Brass & Copper Holdings, Inc.	4,294	145,137
Gorman-Rupp Co.	3,509	114,288
Graham Corp.	1,917	39,931
Greenbrier Companies, Inc.	5,266	253,558
Hardinge, Inc.	2,186	33,380
Harsco Corp.*	15,114	315,883
Hillenbrand, Inc.	12,008	466,511
Hurco Companies, Inc.	1,216	50,586
Hyster-Yale Materials Handling, Inc.	2,004	153,186
John Bean Technologies Corp.	5,971	603,668
Kadant, Inc.	2,123	209,222
Kennametal, Inc.	15,336	618,654
L.B. Foster Co. "A"	1,614	36,719
Lindsay Corp.	2,024	186,006
Lydall, Inc.*	3,135	179,636
Manitowoc Co., Inc.*	24,005	216,045
Meritor, Inc.*	16,168	420,530
Milacron Holdings Corp.*	10,371	174,855
Miller Industries, Inc.	2,077	58,052
Mueller Industries, Inc.	10,857	379,452
Mueller Water Products, Inc. "A"	29,139	372,979
Navistar International Corp.*	9,453	416,594
NN, Inc.	5,021	145,609
Omega Flex, Inc.	507	36,423
Park-Ohio Holdings Corp.	1,770	80,712
Proto Labs, Inc.*	4,685	376,205
RBC Bearings, Inc.*	4,398	550,410
REV Group, Inc.	2,490	71,612
Rexnord Corp.*	19,809	503,347
Spartan Motors, Inc.	6,267	69,250
SPX Corp.*	8,254	242,172
SPX FLOW, Inc.*	7,802	300,845
Standex International Corp.	2,461	261,358
Sun Hydraulics Corp.	4,435	239,490
Tennant Co.	3,399	225,014
The Eastern Co.	1,084	31,111
The ExOne Co.* (a)	1,931	21,936
Titan International, Inc.	9,873	100,211
TriMas Corp.*	8,543	230,661
Twin Disc, Inc.*	1,651	30,725
Wabash National Corp.	11,332	258,596
Watts Water Technologies, Inc. "A"	5,356	370,635
Woodward, Inc.	10,228	793,795
		14,817,797
Marine 0.1%
Costamare, Inc.	9,583	59,223
Eagle Bulk Shipping, Inc.*	7,624	34,537
Genco Shipping & Trading Ltd.*	1,540	17,849
Matson, Inc.	8,091	228,004
Navios Maritime Holdings, Inc.* (a)	17,827	29,771
Safe Bulkers, Inc.* (a)	9,520	26,085
Scorpio Bulkers, Inc.*	10,931	77,063
		472,532
Professional Services 1.2%
Acacia Research Corp.*	9,463	43,057
Barrett Business Services, Inc.	1,303	73,659
BG Staffing, Inc. (a)	1,358	22,475
CBIZ, Inc.*	9,556	155,285
Cogint, Inc.* (a)	3,112	15,249
CRA International, Inc.	1,670	68,553
Exponent, Inc.	4,959	366,470
Franklin Covey Co.*	1,857	37,697
FTI Consulting, Inc.*	7,742	274,686
GP Strategies Corp.*	2,455	75,737
Heidrick & Struggles International, Inc.	3,698	78,213
Hill International, Inc.*	6,498	30,865
Huron Consulting Group, Inc.*	4,193	143,820
ICF International, Inc.*	3,418	184,401
Insperity, Inc.	3,565	313,720
Kelly Services, Inc. "A"	5,793	145,346
Kforce, Inc.	4,396	88,799
Korn/Ferry International	9,686	381,919
Mistras Group, Inc.*	3,298	67,609
Navigant Consulting, Inc.*	9,228	156,138
On Assignment, Inc.*	9,717	521,609
Pendrell Corp.*	2,388	16,310
Resources Connection, Inc.	5,568	77,395
RPX Corp.*	8,804	116,917
The Advisory Board Co.*	7,701	412,966
TriNet Group, Inc.*	7,950	267,279
TrueBlue, Inc.*	8,205	184,202
WageWorks, Inc.*	7,588	460,592
Willdan Group, Inc.*	1,465	47,554
		4,828,522
Road & Rail 0.9%
ArcBest Corp.	4,978	166,514
Avis Budget Group, Inc.*	14,267	543,002
Covenant Transportation Group, Inc. "A"*	2,368	68,625
Daseke, Inc.* (a)	4,009	52,317
Heartland Express, Inc.	9,131	229,006
Hertz Global Holdings, Inc.* (a)	10,650	238,134
Knight-Swift Transportation Holdings, Inc.*	23,864	991,549
Marten Transport Ltd.	7,266	149,316
Roadrunner Transportation Systems, Inc.*	5,795	55,226
Saia, Inc.*	4,819	301,910
Schneider National, Inc. "B"	6,330	160,149
Universal Logistics Holdings, Inc.	1,559	31,882
Werner Enterprises, Inc.	9,259	338,417
YRC Worldwide, Inc.*	6,093	84,083
		3,410,130
Trading Companies & Distributors 1.3%
Aircastle Ltd.	9,001	200,632
Applied Industrial Technologies, Inc.	7,259	477,642
Beacon Roofing Supply, Inc.*	12,737	652,771
BMC Stock Holdings, Inc.*	12,718	271,529
CAI International, Inc.*	3,112	94,356
DXP Enterprises, Inc.*	2,977	93,746
EnviroStar, Inc. (a)	681	18,830
Foundation Building Materials, Inc.*	2,550	36,057
GATX Corp.	7,433	457,575
GMS, Inc.*	5,240	185,496
H&E Equipment Services, Inc.	6,037	176,280
Herc Holdings, Inc.*	4,708	231,304
Huttig Building Products, Inc.*	4,628	32,674
Kaman Corp.	5,121	285,649
Lawson Products, Inc.*	1,323	33,340
MRC Global, Inc.*	16,809	293,989
Neff Corp. "A"*	1,498	37,450
Nexeo Solutions, Inc.*	5,361	39,135
NOW, Inc.*	20,160	278,410
Rush Enterprises, Inc. "A"*	5,639	261,029
Rush Enterprises, Inc. "B"*	961	41,919
SiteOne Landscape Supply, Inc.*	6,415	372,712
Textainer Group Holdings Ltd.*	5,284	90,621
Titan Machinery, Inc.*	3,745	58,160
Triton International Ltd.	8,166	271,764
Veritiv Corp.*	2,232	72,540
Willis Lease Finance Corp.*	789	19,402
		5,085,012
Information Technology 16.7%
Communications Equipment 1.7%
Acacia Communications, Inc.* (a)	3,598	169,466
ADTRAN, Inc.	9,245	221,880
Aerohive Networks, Inc.*	6,216	25,423
Applied Optoelectronics, Inc.* (a)	3,551	229,643
CalAmp Corp.*	6,614	153,775
Calix, Inc.*	8,087	40,839
Ciena Corp.*	26,931	591,674
Clearfield, Inc.* (a)	2,150	29,240
Comtech Telecommunications Corp.	4,224	86,719
Digi International, Inc.*	5,456	57,834
EMCORE Corp.*	4,947	40,565
Extreme Networks, Inc.*	21,246	252,615
Finisar Corp.*	21,300	472,221
Harmonic, Inc.*	15,538	47,391
Infinera Corp.*	27,364	242,719
InterDigital, Inc.	6,576	484,980
KVH Industries, Inc.*	3,080	36,806
Lumentum Holdings, Inc.*	11,636	632,417
NETGEAR, Inc.*	6,231	296,596
NetScout Systems, Inc.*	16,543	535,166
Oclaro, Inc.* (a)	31,275	269,903
Plantronics, Inc.	6,443	284,909
Quantenna Communications, Inc.*	4,111	69,106
Sonus Networks, Inc.*	8,661	66,257
Ubiquiti Networks, Inc.* (a)	4,505	252,370
ViaSat, Inc.* (a)	10,155	653,170
Viavi Solutions, Inc.*	43,715	413,544
		6,657,228
Electronic Equipment, Instruments & Components 2.9%
Akoustis Technologies, Inc.* (a)	1,695	11,051
Anixter International, Inc.*	5,513	468,605
AVX Corp.	8,829	160,953
Badger Meter, Inc.	5,331	261,219
Bel Fuse, Inc. "B"	1,956	61,027
Belden, Inc.	8,028	646,495
Benchmark Electronics, Inc.*	9,603	327,942
Control4 Corp.*	4,744	139,758
CTS Corp.	6,328	152,505
Daktronics, Inc.	7,095	74,994
Electro Scientific Industries, Inc.*	6,288	87,529
ePlus, Inc.*	2,540	234,823
Fabrinet*	6,852	253,935
FARO Technologies, Inc.*	3,137	119,990
Fitbit, Inc. "A"* (a)	33,959	236,355
II-VI, Inc.*	11,589	476,887
Insight Enterprises, Inc.*	6,693	307,343
Iteris, Inc.*	4,585	30,490
Itron, Inc.*	6,501	503,502
KEMET Corp.*	8,886	187,761
Kimball Electronics, Inc.*	5,138	111,238
Knowles Corp.*	16,758	255,895
Littelfuse, Inc.	4,301	842,480
Maxwell Technologies, Inc.*	7,604	39,009
Mesa Laboratories, Inc.	609	90,936
Methode Electronics, Inc.	6,831	289,293
MicroVision, Inc.* (a)	13,268	36,885
MTS Systems Corp.	3,139	167,780
Napco Security Technologies, Inc.*	2,326	22,562
Novanta, Inc.*	6,208	270,669
OSI Systems, Inc.*	3,321	303,440
Park Electrochemical Corp.	3,659	67,691
PC Connection, Inc.	2,233	62,948
PCM, Inc.*	1,948	27,272
Plexus Corp.*	6,475	363,118
Radisys Corp.*	6,733	9,224
Rogers Corp.*	3,418	455,551
Sanmina Corp.*	14,127	524,818
ScanSource, Inc.*	4,736	206,726
SYNNEX Corp.	5,551	702,257
Systemax, Inc.	2,113	55,847
Tech Data Corp.*	6,707	595,917
TTM Technologies, Inc.*	17,454	268,268
VeriFone Systems, Inc.*	21,171	429,348
Vishay Intertechnology, Inc.	25,627	481,788
Vishay Precision Group, Inc.*	1,847	45,067
		11,469,191
Internet Software & Services 3.0%
2U, Inc.*	8,321	466,309
Actua Corp.*	6,112	93,514
Alarm.com Holdings, Inc.*	3,961	178,958
Alteryx, Inc. "A"*	1,729	35,220
Amber Road, Inc.*	4,270	32,794
Appfolio, Inc. "A"*	1,444	69,240
Apptio, Inc. "A"*	4,241	78,331
Bankrate, Inc.*	9,005	125,620
Bazaarvoice, Inc.*	15,611	77,274
Benefitfocus, Inc.* (a)	3,093	104,079
Blucora, Inc.*	7,841	198,377
Box, Inc. "A"*	14,785	285,646
Brightcove, Inc.*	6,173	44,446
Carbonite, Inc.*	4,813	105,886
Care.com, Inc.*	2,705	42,982
Cars.com, Inc.* (a)	13,636	362,854
ChannelAdvisor Corp.*	5,242	60,283
Cimpress NV* (a)	4,765	465,350
Cloudera, Inc.* (a)	2,706	44,974
CommerceHub, Inc. "A"*	2,668	60,217
CommerceHub, Inc. "C"*	5,653	120,691
Cornerstone OnDemand, Inc.*	9,874	400,983
Coupa Software, Inc.*	5,801	180,701
DHI Group, Inc.*	9,532	24,783
Endurance International Group Holdings, Inc.*	11,030	90,446
Envestnet, Inc.*	8,144	415,344
Etsy, Inc.*	21,904	369,739
Five9, Inc.*	10,147	242,513
Gogo, Inc.* (a)	11,008	130,004
GrubHub, Inc.*	16,407	863,993
GTT Communications, Inc.*	6,028	190,786
Hortonworks, Inc.*	9,411	159,516
Instructure, Inc.*	4,143	137,340
Internap Corp.*	15,557	67,673
j2 Global, Inc.	8,886	656,498
Leaf Group Ltd.*	2,316	15,980
Limelight Networks, Inc.*	12,965	51,471
Liquidity Services, Inc.*	4,921	29,034
LivePerson, Inc.*	9,947	134,782
Meet Group, Inc.*	13,023	47,404
MINDBODY, Inc. "A"*	8,104	209,488
MuleSoft, Inc. "A"* (a)	4,637	93,389
New Relic, Inc.*	5,500	273,900
NIC, Inc.	12,313	211,168
Nutanix, Inc. "A"* (a)	10,826	242,394
Okta, Inc.* (a)	2,577	72,697
Ominto, Inc.* (a)	2,766	12,447
Q2 Holdings, Inc.*	5,861	244,111
QuinStreet, Inc.*	6,773	49,782
Quotient Technology, Inc.*	14,349	224,562
Reis, Inc.	1,694	30,492
Shutterstock, Inc.*	3,495	116,349
SPS Commerce, Inc.*	3,258	184,761
Stamps.com, Inc.* (a)	3,018	611,598
TechTarget, Inc.*	3,863	46,124
Trade Desk, Inc. "A"*	4,520	278,025
TrueCar, Inc.*	13,216	208,681
Tucows, Inc. "A"* (a)	1,751	102,521
Twilio, Inc. "A"* (a)	11,782	351,693
Veritone, Inc.* (a)	724	32,906
Web.com Group, Inc.*	7,464	186,600
XO Group, Inc.*	4,621	90,895
Yelp, Inc.*	14,819	641,663
Yext, Inc.* (a)	2,363	31,381
		11,809,662
IT Services 1.8%
Acxiom Corp.*	14,960	368,614
Blackhawk Network Holdings, Inc.*	10,429	456,790
CACI International, Inc. "A"*	4,647	647,560
Cardtronics PLC "A"*	8,670	199,497
Cass Information Systems, Inc.	2,092	132,717
Convergys Corp.	17,910	463,690
CSG Systems International, Inc.	6,268	251,347
EPAM Systems, Inc.*	9,380	824,783
Everi Holdings, Inc.*	12,404	94,146
EVERTEC, Inc.	11,788	186,840
Exlservice Holdings, Inc.*	6,176	360,184
Forrester Research, Inc.	2,014	84,286
Information Services Group, Inc.*	5,870	23,597
ManTech International Corp. "A"	4,913	216,909
MAXIMUS, Inc.	12,314	794,253
MoneyGram International, Inc.*	5,584	89,958
Perficient, Inc.*	6,406	126,006
Planet Payment, Inc.*	8,000	34,320
Presidio, Inc.* (a)	3,704	52,412
Science Applications International Corp.	8,371	559,601
ServiceSource International, Inc.*	14,748	51,028
StarTek, Inc.*	1,982	23,289
Sykes Enterprises, Inc.*	7,527	219,487
Syntel, Inc.	6,278	123,363
TeleTech Holdings, Inc.	2,708	113,059
The Hackett Group, Inc.	4,313	65,515
Travelport Worldwide Ltd.	23,529	369,405
Unisys Corp.* (a)	9,908	84,218
Virtusa Corp.*	5,250	198,345
		7,215,219
Semiconductors & Semiconductor Equipment 3.2%
Advanced Energy Industries, Inc.*	7,578	611,999
Alpha & Omega Semiconductor Ltd.*	3,700	61,013
Ambarella, Inc.* (a)	6,183	303,029
Amkor Technology, Inc.*	19,496	205,683
Axcelis Technologies, Inc.*	5,598	153,105
AXT, Inc.*	7,231	66,164
Brooks Automation, Inc.	13,138	398,870
Cabot Microelectronics Corp.	4,706	376,151
CEVA, Inc.*	4,002	171,286
Cirrus Logic, Inc.*	12,348	658,395
Cohu, Inc.	4,893	116,649
Cree, Inc.*	18,642	525,518
CyberOptics Corp.*	1,334	21,678
Diodes, Inc.*	7,102	212,563
DSP Group, Inc.*	4,147	53,911
Entegris, Inc.*	27,171	783,883
FormFactor, Inc.*	13,938	234,855
GSI Technology, Inc.*	2,768	20,123
Ichor Holdings Ltd.*	3,440	92,192
Impinj, Inc.* (a)	3,504	145,801
Inphi Corp.*	7,990	317,123
Integrated Device Technology, Inc.*	25,609	680,687
IXYS Corp.*	4,649	110,181
Kopin Corp.*	12,506	52,150
Lattice Semiconductor Corp.*	24,062	125,363
MACOM Technology Solutions Holdings, Inc.*	7,735	345,058
MaxLinear, Inc.*	11,362	269,847
MKS Instruments, Inc.	10,312	973,968
Monolithic Power Systems, Inc.	7,617	811,591
Nanometrics, Inc.*	4,429	127,555
NeoPhotonics Corp.* (a)	6,046	33,616
NVE Corp.	923	72,889
PDF Solutions, Inc.*	5,232	81,044
Photronics, Inc.*	12,730	112,661
Pixelworks, Inc.*	5,522	26,009
Power Integrations, Inc.	5,485	401,502
Rambus, Inc.*	21,232	283,447
Rudolph Technologies, Inc.*	6,066	159,536
Semtech Corp.*	12,327	462,879
Sigma Designs, Inc.*	7,394	46,582
Silicon Laboratories, Inc.*	8,011	640,079
SMART Global Holdings, Inc.*	3,888	104,121
SunPower Corp.* (a)	11,628	84,768
Synaptics, Inc.*	6,530	255,845
Ultra Clean Holdings, Inc.*	6,213	190,242
Veeco Instruments, Inc.*	8,989	192,365
Xcerra Corp.*	9,834	96,865
Xperi Corp.	9,215	233,140
		12,503,981
Software 3.6%
8x8, Inc.*	17,182	231,957
A10 Networks, Inc.*	9,545	72,160
ACI Worldwide, Inc.*	22,256	506,992
Agilysys, Inc.*	2,773	33,137
American Software, Inc. "A"	5,360	60,890
Aspen Technology, Inc.*	14,359	901,889
Barracuda Networks, Inc.*	4,980	120,665
Blackbaud, Inc.	9,133	801,877
Blackline, Inc.*	2,992	102,087
Bottomline Technologies de, Inc.*	7,468	237,706
BroadSoft, Inc.*	5,766	290,030
Callidus Software*	12,165	299,867
CommVault Systems, Inc.*	7,372	448,218
Digimarc Corp.* (a)	1,901	69,577
Ebix, Inc. (a)	4,515	294,604
Ellie Mae, Inc.*	6,468	531,217
Everbridge, Inc.*	3,299	87,160
Exa Corp.*	2,626	63,497
Fair Isaac Corp.	5,812	816,586
Gigamon, Inc.*	6,790	286,198
Glu Mobile, Inc.*	19,020	71,515
HubSpot, Inc.*	6,414	539,097
Imperva, Inc.*	6,338	275,069
Majesco*	1,211	6,043
MicroStrategy, Inc. "A"*	1,838	234,731
Mitek Systems, Inc.*	5,567	52,887
MobileIron, Inc.*	10,687	39,542
Model N, Inc.*	4,214	62,999
Monotype Imaging Holdings, Inc.	7,900	152,075
Park City Group, Inc.* (a)	2,531	30,752
Paycom Software, Inc.*	9,441	707,697
Paylocity Holding Corp.*	5,063	247,176
Pegasystems, Inc.	7,022	404,818
Progress Software Corp.	8,991	343,186
Proofpoint, Inc.*	8,189	714,245
PROS Holdings, Inc.*	5,165	124,631
QAD, Inc. "A"	1,815	62,345
Qualys, Inc.*	5,896	305,413
Rapid7, Inc.*	3,776	66,458
RealNetworks, Inc.*	4,458	21,398
RealPage, Inc.*	11,172	445,763
RingCentral, Inc. "A"*	11,901	496,867
Rosetta Stone, Inc.*	3,654	37,307
Rubicon Project, Inc.*	8,717	33,909
SecureWorks Corp. "A"* (a)	1,142	14,104
Silver Spring Networks, Inc.*	8,149	131,769
Synchronoss Technologies, Inc.*	8,024	74,864
TeleNav, Inc.*	5,529	35,109
TiVo Corp.	22,238	441,424
Upland Software, Inc.*	1,418	30,005
Varonis Systems, Inc.*	3,734	156,455
VASCO Data Security International, Inc.*	5,717	68,890
Verint Systems, Inc.*	11,849	495,881
Virnetx Holding Corp.* (a)	9,773	38,115
Workiva, Inc.*	4,850	101,122
Zendesk, Inc.*	18,540	539,699
Zix Corp.*	10,252	50,132
		13,909,806
Technology Hardware, Storage & Peripherals 0.5%
3D Systems Corp.* (a)	20,827	278,874
Avid Technology, Inc.*	6,823	30,976
CPI Card Group, Inc. (a)	4,412	5,206
Cray, Inc.*	7,451	144,922
Diebold Nixdorf, Inc. (a)	14,256	325,750
Eastman Kodak Co.*	3,132	23,020
Electronics for Imaging, Inc.*	8,814	376,181
Immersion Corp.*	6,073	49,616
Intevac, Inc.*	3,771	31,865
Pure Storage, Inc. "A"* (a)	17,422	278,578
Quantum Corp.*	5,416	33,146
Stratasys Ltd.*	9,673	223,640
Super Micro Computer, Inc.*	7,302	161,374
U.S.A. Technologies, Inc.*	6,764	42,275
		2,005,423
Materials 4.4%
Chemicals 2.1%
A. Schulman, Inc.	5,397	184,308
Advanced Emissions Solutions, Inc. (a)	4,093	44,900
AdvanSix, Inc.*	5,824	231,504
AgroFresh Solutions, Inc.* (a)	4,179	29,378
American Vanguard Corp.	5,713	130,828
Balchem Corp.	6,094	495,381
Calgon Carbon Corp.	9,541	204,177
Chase Corp.	1,342	149,499
Codexis, Inc.*	8,274	55,022
Core Molding Technologies, Inc.	1,409	30,913
Ferro Corp.*	15,991	356,599
Flotek Industries, Inc.*	10,660	49,569
FutureFuel Corp.	4,616	72,656
GCP Applied Technologies, Inc.*	13,829	424,550
H.B. Fuller Co.	9,648	560,163
Hawkins, Inc.	1,964	80,131
Ingevity Corp.*	8,107	506,444
Innophos Holdings, Inc.	3,654	179,740
Innospec, Inc.	4,607	284,022
Intrepid Potash, Inc.* (a)	18,417	80,298
KMG Chemicals, Inc.	1,707	93,680
Koppers Holdings, Inc.*	3,827	176,616
Kraton Corp.*	5,834	235,927
Kronos Worldwide, Inc.	4,150	94,745
LSB Industries, Inc.* (a)	3,974	31,554
Minerals Technologies, Inc.	6,722	474,909
Omnova Solutions, Inc.*	8,561	93,743
PolyOne Corp.	15,569	623,227
Quaker Chemical Corp.	2,467	364,993
Rayonier Advanced Materials, Inc.	8,276	113,381
Sensient Technologies Corp.	8,518	655,205
Stepan Co.	3,813	318,996
Trecora Resources*	3,644	48,465
Tredegar Corp.	4,853	87,354
Trinseo SA	8,479	568,941
Tronox Ltd. "A"	12,202	257,462
Valhi, Inc.	3,555	8,639
		8,397,919
Construction Materials 0.3%
Forterra, Inc.* (a)	3,874	17,433
Summit Materials, Inc. "A"*	20,430	654,373
U.S. Concrete, Inc.*	2,957	225,619
United States Lime & Minerals, Inc.	377	31,668
		929,093
Containers & Packaging 0.1%
Greif, Inc. "A"	4,855	284,212
Greif, Inc. "B"	1,083	69,583
Myers Industries, Inc.	4,549	95,302
UFP Technologies, Inc.*	1,205	33,860
		482,957
Metals & Mining 1.3%
AK Steel Holding Corp.* (a)	59,864	334,640
Allegheny Technologies, Inc. (a)	20,995	501,780
Ampco-Pittsburgh Corp.	1,572	27,353
Carpenter Technology Corp.	8,942	429,484
Century Aluminum Co.*	9,708	160,959
Cleveland-Cliffs, Inc.*	56,694	405,362
Coeur Mining, Inc.*	34,422	316,338
Commercial Metals Co.	22,032	419,269
Compass Minerals International, Inc.	6,448	418,475
Ferroglobe Representation & Warranty Insurance Trust (b)	12,466	0
Gold Resource Corp.	9,413	35,299
Handy & Harman Ltd.*	541	17,610
Haynes International, Inc.	2,259	81,121
Hecla Mining Co.	74,995	376,475
Kaiser Aluminum Corp.	3,161	326,025
Klondex Mines Ltd.*	34,234	124,612
Materion Corp.	3,824	165,006
Olympic Steel, Inc.	1,750	38,500
Ramaco Resources, Inc.* (a)	1,195	7,923
Ryerson Holding Corp.*	2,757	29,913
Schnitzer Steel Industries, Inc. "A"	4,920	138,498
SunCoke Energy, Inc.*	12,267	112,120
TimkenSteel Corp.*	7,367	121,555
Warrior Met Coal, Inc.	3,256	76,744
Worthington Industries, Inc.	8,702	400,292
		5,065,353
Paper & Forest Products 0.6%
Boise Cascade Co.*	7,293	254,526
Clearwater Paper Corp.*	3,133	154,300
Deltic Timber Corp.	2,055	181,723
KapStone Paper & Packaging Corp.	16,737	359,678
Louisiana-Pacific Corp.*	27,784	752,391
Neenah Paper, Inc.	3,160	270,338
P.H. Glatfelter Co.	8,500	165,325
Schweitzer-Mauduit International, Inc.	5,921	245,485
Verso Corp. "A"*	6,548	33,329
		2,417,095
Real Estate 7.2%
Equity Real Estate Investment Trusts (REITs) 6.8%
Acadia Realty Trust	15,896	454,944
Agree Realty Corp.	5,293	259,780
Alexander & Baldwin, Inc.	8,935	413,959
Alexander's, Inc.	403	170,908
Altisource Residential Corp.	9,654	107,256
American Assets Trust, Inc.	7,799	310,166
Armada Hoffler Properties, Inc.	8,708	120,257
Ashford Hospitality Prime, Inc.	4,728	44,916
Ashford Hospitality Trust	14,326	95,554
Bluerock Residential Growth REIT, Inc.	4,369	48,321
CareTrust REIT, Inc.	14,387	273,928
CatchMark Timber Trust, Inc. "A"	7,447	93,907
CBL & Associates Properties, Inc. (a)	32,649	273,925
Cedar Realty Trust, Inc.	15,577	87,543
Chatham Lodging Trust	7,404	157,853
Chesapeake Lodging Trust	11,172	301,309
City Office REIT, Inc.	5,901	81,257
Clipper Realty, Inc. (a)	2,936	31,445
Community Healthcare Trust, Inc.	3,280	88,429
CorEnergy Infrastructure Trust, Inc.	2,354	83,214
Cousins Properties, Inc.	80,279	749,806
DiamondRock Hospitality Co.	38,096	417,151
Easterly Government Properties, Inc.	7,256	149,982
EastGroup Properties, Inc.	6,345	559,121
Education Realty Trust, Inc.	13,961	501,619
Farmland Partners, Inc. (a)	6,229	56,310
First Industrial Realty Trust, Inc.	22,189	667,667
First Potomac Realty Trust	11,435	127,386
Four Corners Property Trust, Inc.	11,455	285,459
Franklin Street Properties Corp.	19,526	207,366
Getty Realty Corp.	5,903	168,885
Gladstone Commercial Corp.	4,741	105,582
Global Medical REIT, Inc. (a)	2,950	26,491
Global Net Lease, Inc.	12,907	282,534
Government Properties Income Trust	17,878	335,570
Gramercy Property Trust	28,926	875,011
Healthcare Realty Trust, Inc.	23,405	756,918
Hersha Hospitality Trust	7,201	134,443
Independence Realty Trust, Inc.	13,534	137,641
InfraREIT, Inc.*	8,149	182,293
Investors Real Estate Trust	23,966	146,432
iStar, Inc.*	12,915	152,397
Jernigan Capital, Inc.	2,515	51,683
Kite Realty Group Trust	15,993	323,858
LaSalle Hotel Properties	21,766	631,649
Lexington Realty Trust	41,060	419,633
LTC Properties, Inc.	7,511	352,867
Mack-Cali Realty Corp.	17,159	406,840
MedEquities Realty Trust, Inc.	5,591	65,694
Monmouth Real Estate Investment Corp.	13,169	213,206
National Health Investors, Inc.	7,609	588,100
National Storage Affiliates Trust	8,631	209,215
New Senior Investment Group, Inc.	16,146	147,736
NexPoint Residential Trust, Inc.	3,396	80,587
NorthStar Realty Europe Corp.	10,565	135,338
One Liberty Properties, Inc.	2,990	72,836
Parkway, Inc.	8,206	188,984
Pebblebrook Hotel Trust	13,111	473,832
Pennsylvania Real Estate Investment Trust	13,272	139,223
Physicians Realty Trust	34,353	609,079
Potlatch Corp.	7,705	392,955
Preferred Apartment Communities, Inc. "A"	5,974	112,789
PS Business Parks, Inc.	3,767	502,894
QTS Realty Trust, Inc. "A"	8,909	466,475
Quality Care Properties, Inc.*	17,883	277,187
RAIT Financial Trust	18,928	13,817
Ramco-Gershenson Properties Trust	15,061	195,944
Retail Opportunity Investments Corp.	20,485	389,420
Rexford Industrial Realty, Inc.	13,458	385,168
RLJ Lodging Trust	32,456	714,032
Ryman Hospitality Properties, Inc.	8,479	529,853
Sabra Health Care REIT, Inc.	33,384	732,445
Safety Income & Growth, Inc. (a)	1,975	36,814
Saul Centers, Inc.	2,170	134,345
Select Income REIT	11,842	277,340
Seritage Growth Properties "A" (a)	4,901	225,789
STAG Industrial, Inc.	17,721	486,796
Starwood Waypoint Homes	24,384	886,846
Summit Hotel Properties, Inc.	19,384	309,950
Sunstone Hotel Investors, Inc.	42,162	677,543
Terreno Realty Corp.	9,792	354,275
The Geo Group, Inc.	23,376	628,814
Tier REIT, Inc.	9,006	173,816
UMH Properties, Inc.	5,556	86,396
Universal Health Realty Income Trust	2,465	186,083
Urban Edge Properties	18,528	446,895
Urstadt Biddle Properties "A"	5,850	126,945
Washington Prime Group, Inc.	35,942	299,397
Washington Real Estate Investment Trust	14,712	481,965
Whitestone REIT	7,184	93,751
Xenia Hotels & Resorts, Inc.	20,524	432,030
		26,694,064
Real Estate Management & Development 0.4%
Altisource Portfolio Solutions SA*	2,152	55,672
Consolidated-Tomoka Land Co.	799	47,996
Forestar Group, Inc.* (b)	8,275	142,330
FRP Holdings, Inc.*	1,245	56,336
Griffin Land & Nurseries, Inc.	211	7,670
HFF, Inc. "A"	7,017	277,593
Kennedy-Wilson Holdings, Inc.	15,963	296,114
Marcus & Millichap, Inc.*	3,117	84,128
Maui Land & Pineapple Co., Inc.*	1,307	18,233
RE/MAX Holdings, Inc. "A"	3,360	213,528
Redfin Corp.* (a)	2,045	51,309
Stratus Properties, Inc.	1,172	35,512
Tejon Ranch Co.*	2,693	56,822
The RMR Group, Inc. "A"	1,255	64,444
The St. Joe Co.*	9,367	176,568
Transcontinental Realty Investors, Inc.*	357	9,710
Trinity Place Holdings, Inc.*	3,657	25,672
		1,619,637
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.7%
ATN International, Inc.	2,001	105,453
Cincinnati Bell, Inc.*	8,238	163,524
Cogent Communications Holdings, Inc.	7,799	381,371
Consolidated Communications Holdings, Inc.	12,719	242,679
Frontier Communications Corp. (a)	15,306	180,458
General Communication, Inc. "A"*	5,174	211,048
Globalstar, Inc.* (a)	86,434	140,887
Hawaiian Telcom Holdco, Inc.*	1,137	33,905
IDT Corp. "B"	3,012	42,409
Intelsat SA*	7,092	33,332
Iridium Communications, Inc.* (a)	16,239	167,262
Lumos Networks Corp.*	4,261	76,357
Ooma, Inc.*	3,293	34,741
Orbcomm, Inc.*	12,260	128,362
pdvWireless, Inc.*	1,849	55,100
Straight Path Communications, Inc. "B"*	1,868	337,492
Vonage Holdings Corp.*	38,861	316,329
Windstream Holdings, Inc. (a)	36,381	64,394
		2,715,103
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	7,189	153,629
Shenandoah Telecommunications Co.	9,007	335,060
Spok Holdings, Inc.	4,176	64,102
		552,791
Utilities 3.6%
Electric Utilities 1.1%
ALLETE, Inc.	9,764	754,660
El Paso Electric Co.	7,709	425,922
Genie Energy Ltd. "B"	2,225	14,574
IDACORP, Inc.	9,641	847,733
MGE Energy, Inc.	6,620	427,652
Otter Tail Corp.	7,436	322,351
PNM Resources, Inc.	15,215	613,164
Portland General Electric Co.	17,133	781,950
Spark Energy, Inc. "A"	2,257	33,855
		4,221,861
Gas Utilities 1.2%
Chesapeake Utilities Corp.	3,034	237,410
New Jersey Resources Corp.	16,373	690,122
Northwest Natural Gas Co.	5,378	346,343
ONE Gas, Inc.	9,964	733,749
RGC Resources, Inc.	1,301	37,170
South Jersey Industries, Inc.	15,244	526,375
Southwest Gas Holdings, Inc.	9,051	702,539
Spire, Inc.	9,029	674,015
WGL Holdings, Inc.	9,777	823,223
		4,770,946
Independent Power & Renewable Electricity Producers 0.4%
Atlantic Power Corp.*	21,382	52,386
Dynegy, Inc.*	21,542	210,896
NRG Yield, Inc. "A"	6,653	126,207
NRG Yield, Inc. "C"	11,821	228,145
Ormat Technologies, Inc.	7,528	459,584
Pattern Energy Group, Inc.	13,340	321,494
TerraForm Global, Inc. "A"*	17,330	82,318
TerraForm Power, Inc. "A"*	15,789	208,731
		1,689,761
Multi-Utilities 0.5%
Avista Corp.	12,254	634,390
Black Hills Corp.	10,213	703,369
NorthWestern Corp.	9,291	529,030
Unitil Corp.	2,796	138,290
		2,005,079
Water Utilities 0.4%
American States Water Co.	7,034	346,425
AquaVenture Holdings Ltd.*	2,261	30,524
Artesian Resources Corp. "A"	1,483	56,057
Cadiz, Inc.* (a)	4,049	51,422
California Water Service Group	9,084	346,555
Connecticut Water Service, Inc.	2,181	129,333
Consolidated Water Co., Ltd.	2,624	33,587
Global Water Resources, Inc.	1,555	14,648
Middlesex Water Co.	2,911	114,315
Pure Cycle Corp.*	3,322	24,915
SJW Group	3,190	180,554
York Water Co.	2,352	79,733
		1,408,068
Total Common Stocks (Cost $282,864,110)		391,251,403
Rights 0.0%
Health Care 0.0%
Dyax Corp. * (b)	26,416	105,664
Omthera Pharmaceutical, Inc. * (b)	1,167	700
Tobira Therapeutics, Inc. * (b)	1,687	102
		106,466
Industrials 0.0%
Gerber Scientific, Inc. * (b)	6,939	0
Total Rights (Cost $29,423)		106,466
	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.07% **, 2/1/2018 (c) (Cost $1,514,443)	1,520,000	1,514,514
	Shares	Value ($)
Securities Lending Collateral 7.2%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.93% (d) (e) (Cost $28,278,825)	28,278,825	28,278,825
Cash Equivalents 0.1%
Deutsche Central Cash Management Government Fund, 1.06% (d) (Cost $500,313)	500,313	500,313
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $313,187,114)	107.2	421,651,521
Other Assets and Liabilities, Net	(7.2)	(28,272,814)
Net Assets	100.0	393,378,707

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at September 30, 2017 amounted to $27,518,936, which is 7.0% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	At September 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
At September 30, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
Russell E Mini 2000 Index	USD	12/15/2017	46	3,243,178	3,433,670	190,492

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$391,078,623	$—	$172,780	$391,251,403
Rights (e)	—	—	106,466	106,466
Government &Agency Obligation	—	1,514,514	—	1,514,514
Short-Term Investments (e)	28,779,138	—	—	28,779,138
Derivatives(f)
Future Contracts	190,492	—	—	190,492
Total	$420,048,253	$1,514,514	$279,246	$421,842,013

During the period ended September 30, 2017, the amount o f transfers between Level 1 and Level 3 was $138,749. The investment was transferred from Level 1 to Level 3 due to valuation being halted on an exchange.

Transfers between price levels are recognized at the beginning of the reporting year.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on future contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 190,492

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2017